Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
July 31, 2024
(Unaudited)
Shares Value
COMMON STOCKS — 88.9%
AUSTRALIA — 2.3%
1,891,030 Abacus Storage King REIT ....... $ 1,576,715
549,237 Accent Group Ltd. .............. 786,590
738,368 Aeris Resources Ltd.(a) ........... 94,157
691,851 AGL Energy Ltd. ............... 4,696,285
109,618 AIC Mines Ltd.(a) .............. 24,731
27,100 Ampol Ltd. ................... 593,157
68,145 Ansell Ltd. ................... 1,219,701
53,800 ARB Corp. Ltd. ................ 1,480,832
83,323 Audinate Group Ltd.(a) .......... 810,253
1,769,404 Aurelia Metals Ltd.(a) ........... 196,707
938,900 Aurizon Holdings Ltd. ........... 2,284,056
482,338 Bega Cheese Ltd. ............... 1,409,949
1,099,023 Bendigo & Adelaide Bank Ltd. ..... 8,976,639
40,114 Bisalloy Steel Group Ltd. ......... 128,277
45,500 BlueScope Steel Ltd. ............ 659,365
290,985 Brambles Ltd. ................. 2,960,907
297,218 Bravura Solutions Ltd.(a) ......... 222,549
17,224 Brickworks Ltd. ................ 324,618
460,979 Capricorn Metals Ltd.(a) ......... 1,621,840
122,106 Challenger Ltd. ................ 562,153
636,801 Champion Iron Ltd. ............ 2,615,218
145,443 Charter Hall Social Infrastructure
REIT(b) ................. 243,488
21,110 Cochlear Ltd. ................. 4,762,823
671,822 Codan Ltd. ................... 5,764,115
81,450 Computershare Ltd. ............ 1,472,756
31,893 Dexus Industria REIT ........... 60,484
101,578 DroneShield Ltd.(a)(c) ........... 92,333
138,600 Elders Ltd. ................... 862,869
437,285 Emerald Resources NL(a) ......... 1,058,061
14,106 Enero Group Ltd. .............. 11,531
3,701 EQT Holdings Ltd. ............. 85,920
827,173 Evolution Mining Ltd. ........... 2,125,854
114,355 Fenix Resources Ltd. ............ 32,156
19,224 Findi Ltd.(a) .................. 51,292
8,343 FleetPartners Group Ltd.(a) ....... 18,659
46,816 Genesis Minerals Ltd.(a) ......... 63,986
2,937,649 Gold Road Resources Ltd. ........ 3,256,223
611,831 GrainCorp Ltd. - Class A ......... 3,612,965
1,684,581 Grange Resources Ltd. ........... 352,522
1,147,340 Harvey Norman Holdings Ltd. .... 3,593,951
991,106 Helia Group Ltd. ............... 2,586,054
188,697 Helloworld Travel Ltd. ........... 296,156
82,054 HUB24 Ltd. .................. 2,659,351
124,878 Iluka Resources Ltd. ............ 494,884
5,483,442 Incitec Pivot Ltd. ............... 10,578,396
931,811 Inghams Group Ltd. ............ 2,297,279
309,900 Insurance Australia Group Ltd. .... 1,499,677
35,452 Integrated Research Ltd.(a) ....... 20,286
221,455 IPH Ltd. ..................... 887,750
19,414 Jumbo Interactive Ltd. ........... 207,449
588,219 Karoon Energy Ltd.(a) ........... 717,402
Shares Value
AUSTRALIA (continued)
192,246 Kogan.com Ltd. ............... $ 568,251
1,033,952 Macmahon Holdings Ltd. ........ 189,323
263,680 Magellan Financial Group Ltd. ..... 1,762,271
1,437,925 Medibank Pvt Ltd. ............. 3,742,518
1,387,775 Metals X Ltd.(a) ............... 403,853
446,215 Metcash Ltd. .................. 1,067,996
892,395 Metro Mining Ltd.(a)(b) ......... 27,428
299,246 Monadelphous Group Ltd. ....... 2,538,124
737,603 Mount Gibson Iron Ltd.(a) ....... 171,236
541,934 Nanosonics Ltd.(a) ............. 1,116,353
57,294 Navigator Global Investments Ltd. .. 70,626
301,586 Netwealth Group Ltd. ........... 4,674,165
1,618,911 New Hope Corp. Ltd. ........... 5,155,805
111,915 nib holdings Ltd. ............... 551,097
779,323 NRW Holdings Ltd. ............ 1,702,192
732,949 Nufarm Ltd. .................. 2,233,594
201,932 Nuix Ltd.(a) .................. 455,584
30,307 Objective Corp. Ltd. ............ 245,759
208,085 OFX Group Ltd.(a) ............. 314,338
211,052 oOh!media Ltd. ................ 200,125
299,914 Ora Banda Mining Ltd.(a) ........ 86,297
109,300 Origin Energy Ltd. ............. 749,791
3,454,664 Orora Ltd. ................... 4,608,722
831,452 Pantoro Ltd.(a) ................ 46,761
159,036 Paragon Care Ltd. .............. 46,801
487,736 Perenti Ltd. ................... 334,903
5,213,059 Perseus Mining Ltd. ............. 8,624,972
383,950 Pilbara Minerals Ltd. ............ 735,676
85,631 Pinnacle Investment Management
Group Ltd. ............... 918,374
61,263 Playside Studios Ltd.(a) .......... 30,047
481,491 PointsBet Holdings Ltd. .......... 159,010
4,255 Premier Investments Ltd. ......... 92,214
51,495 Pro Medicus Ltd. ............... 4,841,140
111,300 QBE Insurance Group Ltd. ....... 1,315,946
1,837 Qualitas Ltd. .................. 2,883
752,640 Qube Holdings Ltd. ............ 1,880,162
1,449,403 Ramelius Resources Ltd. ......... 1,838,804
41,045 REA Group Ltd. ............... 5,492,283
975,566 Red 5 Ltd.(a) .................. 248,809
90,565 Regal Partners Ltd. ............. 219,132
232,662 Regis Healthcare Ltd. ............ 637,506
1,275,298 Regis Resources Ltd.(a) .......... 1,396,918
2,513,636 Resolute Mining Ltd.(a) .......... 1,068,465
520,354 Sandfire Resources Ltd.(a) ........ 2,960,484
396,257 Service Stream Ltd. ............. 362,785
8,101 SKS Technologies Group Ltd. ..... 8,582
178,560 SmartGroup Corp. Ltd. .......... 1,010,055
1,950,059 South32 Ltd. .................. 3,914,990
193,384 Southern Cross Electrical Engineering
Ltd. ..................... 224,473
305,383 SRG Global Ltd. ............... 187,723
21,203 Stanmore Resources Ltd. ......... 51,580

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Shares Value
AUSTRALIA (continued)
27,553 Step One Clothing Ltd. .......... $ 29,009
62,100 Suncorp Group Ltd. ............ 723,269
65,020 Super Retail Group Ltd. .......... 679,042
670,693 Technology One Ltd. ............ 9,026,382
203,245 Telix Pharmaceuticals Ltd.(a) ...... 2,535,962
253,923 Temple & Webster Group Ltd.(a) ... 1,620,677
211,633 Tuas Ltd.(a) ................... 620,020
3,111 Universal Store Holdings Ltd. ..... 11,840
24,186 Veem Ltd. .................... 28,628
2,390,411 Ventia Services Group Pty Ltd. ..... 6,862,489
738,616 Webjet Ltd.(a) ................. 4,303,690
3,355,134 West African Resources Ltd.(a) ..... 3,280,164
1,708,444 Westgold Resources Ltd. ......... 2,915,988
1,899,936 Whitehaven Coal Ltd. ........... 9,591,815
373,300 Yancoal Australia Ltd. ........... 1,730,807
3,215,476 Zip Co. Ltd.(a) ................ 4,016,273
202,274,352
AUSTRIA — 0.2%
52,607 ANDRITZ AG ................ 3,367,642
1,596 DO & CO AG ................ 269,109
40,250 Erste Group Bank AG ........... 2,094,392
353 EVN AG ..................... 11,537
64,856 Kontron AG .................. 1,377,136
1,105 Palfinger AG .................. 27,027
8,563 Porr AG ..................... 130,113
525,150 Raiffeisen Bank International AG ... 10,235,868
12,483 Rhi Magnesita NV ............. 588,944
1,434 S IMMO AG(a) ............... 34,608
12,503 Vienna Insurance Group AG Wiener
Versicherung Gruppe ........ 402,558
18,538,934
BELGIUM — 0.2%
2,523 Ascencio REIT ................ 125,058
443,359 Azelis Group NV ............... 8,396,942
11,631 Barco NV .................... 150,045
5,801 Care Property Invest NV REIT .... 86,387
3,608 Cie d'Entreprises CFE ........... 28,310
68,441 Colruyt Group NV ............. 3,282,794
6,152 Deme Group NV .............. 1,109,223
23,031 EVS Broadcast Equipment SA ..... 727,819
3,262 Home Invest Belgium SA REIT .... 60,933
43,392 Proximus SADP ............... 313,699
23,506 Retail Estates NV REIT .......... 1,605,224
1,051 Wereldhave Belgium Comm VA REIT 53,005
15,939,439
BRAZIL — 0.5%
2,775,475 BRF SA - ADR(a) .............. 10,435,786
3,188,229 Cia Energetica de Minas Gerais - ADR 6,057,635
4,153,648 Hapvida Participacoes e Investimentos
SA(a)(c)(d) ............... 2,988,844
736,910 Pagseguro Digital Ltd. - Class A(a) .. 9,417,710
Shares Value
BRAZIL (continued)
1,353,100 Rumo SA .................... $ 5,282,117
584,800 StoneCo Ltd. - Class A(a) ........ 7,672,576
1,704,400 Vibra Energia SA ............... 6,984,962
48,839,630
CANADA — 3.4%
13,596 ADENTRA, Inc. ............... 430,042
240,773 Aecon Group, Inc. .............. 2,935,001
21,166 AGF Management Ltd. - Class B ... 126,016
4,941 Agnico Eagle Mines Ltd. ......... 381,216
109,400 Allied Properties Real Estate
Investment Trust REIT ...... 1,311,390
125,630 Altius Minerals Corp. ........... 2,004,584
151,000 Altus Group Ltd. ............... 6,317,140
54,300 Amerigo Resources Ltd. .......... 63,320
203,005 ARC Resources Ltd. ............ 3,512,686
76,000 Aritzia, Inc.(a) ................. 2,494,709
272,500 Athabasca Oil Corp.(a) .......... 1,117,119
5,700 Automotive Properties Real Estate
Investment Trust REIT ...... 43,845
10,180 Bird Construction, Inc. .......... 190,896
26,300 Black Diamond Group Ltd. ....... 175,251
29,000 Boralex, Inc. - Class A ........... 719,618
34,000 Brookfield Asset Management Ltd. -
Class A .................. 1,483,968
738,074 CAE, Inc.(a) .................. 13,428,761
35,165 Capital Power Corp. ............ 1,086,800
14,550 Cargojet, Inc. ................. 1,374,538
58,727 Cascades, Inc. ................. 413,873
34,975 CCL Industries, Inc. - Class B ..... 1,902,707
60,291 Celestica, Inc.(a) ............... 3,162,041
508,414 Centerra Gold, Inc. ............. 3,409,925
80,224 CES Energy Solutions Corp. ...... 479,955
132,435 Choice Properties Real Estate
Investment Trust REIT ...... 1,329,482
49,200 Chorus Aviation, Inc.(a) ......... 101,561
203,700 CI Financial Corp. .............. 2,462,429
3,095 Cogeco, Inc. .................. 122,643
29,500 Converge Technology Solutions Corp. 89,954
20,553 Coveo Solutions, Inc.(a) .......... 97,357
145,736 Descartes Systems Group, Inc. (The)(a) 14,814,064
61,300 Descartes Systems Group, Inc. (The)(a) 6,234,561
7,300 Docebo, Inc.(a) ................ 291,440
697,556 Dollarama, Inc. ................ 65,392,875
5,000 DRI Healthcare Trust - Units ...... 43,059
92,000 Dundee Precious Metals, Inc. ...... 777,634
27,923 Enghouse Systems Ltd. .......... 621,500
21,700 Evertz Technologies Ltd. ......... 202,752
17,415 Exco Technologies Ltd. .......... 100,531
31,200 Fiera Capital Corp. ............. 184,626
56,800 First Capital Real Estate Investment
Trust REIT ............... 673,462
121,035 FirstService Corp. .............. 21,127,870

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Shares Value
CANADA (continued)
439,284 Fortuna Mining Corp.(a) ......... $ 2,115,843
17,600 Gildan Activewear, Inc. .......... 716,671
134,672 H&R Real Estate Investment Trust
REIT ................... 937,383
8,305 Hammond Power Solutions, Inc. ... 717,864
131,285 Headwater Exploration, Inc. ...... 695,103
8,300 Hudbay Minerals, Inc. ........... 69,254
1,608,286 IAMGOLD Corp.(a) ............ 6,626,138
2,000 Information Services Corp. ....... 36,997
25,600 InPlay Oil Corp. ............... 42,647
319,780 Killam Apartment Real Estate
Investment Trust REIT ...... 4,291,836
95,842 Kinaxis, Inc.(a) ................ 11,791,346
1,214,830 Kinross Gold Corp. ............. 11,006,360
411,025 Knight Therapeutics, Inc.(a) ....... 1,702,867
140,100 Labrador Iron Ore Royalty Corp. ... 3,113,221
700 Lassonde Industries, Inc. - Class A .. 76,051
682,773 Lightspeed Commerce, Inc.(a) ..... 9,143,862
142,000 Lundin Gold, Inc. .............. 2,458,118
1,650 Mainstreet Equity Corp. ......... 232,983
285,667 Martinrea International, Inc. ...... 2,354,609
17,980 Methanex Corp. ............... 874,094
45,415 Metro, Inc. ................... 2,704,539
1,345 Morguard Corp. ............... 108,757
66,466 Morguard North American Residential
Real Estate Investment Trust
REIT ................... 801,549
360,172 Mullen Group Ltd. ............. 3,900,026
23,492 North West Co., Inc. (The) ....... 760,748
18,957 Paramount Resources Ltd. - Class A . 411,228
24,350 Parkland Corp. ................ 683,066
210,687 Pason Systems, Inc. ............. 2,496,534
28,415 Quebecor, Inc. - Class B ......... 627,717
270,000 RB Global, Inc. ................ 21,500,100
5,499 Reitmans Canada Ltd. - Class A(a) .. 9,081
99,890 Richelieu Hardware Ltd. ......... 2,950,432
125,210 RioCan Real Estate Investment Trust
REIT ................... 1,621,522
8,457 Russel Metals, Inc. .............. 245,873
226,455 Secure Energy Services, Inc. ....... 1,999,411
22,900 Silvercorp Metals, Inc. ........... 84,922
83,500 SilverCrest Metals, Inc.(a) ........ 817,068
8 SIR Royalty Income Fund - Units .. 74
1,600 Softchoice Corp. ............... 20,697
1,700 Sprott, Inc. ................... 75,762
115,250 Stella-Jones, Inc. ............... 7,754,009
2,500 TECSYS, Inc. ................. 72,466
41,875 TFI International, Inc. ........... 6,518,202
92,775 TMX Group Ltd. .............. 2,819,570
72,012 Torex Gold Resources, Inc.(a) ..... 1,141,739
7,500 Toromont Industries Ltd. ......... 697,498
78,005 Tourmaline Oil Corp. ........... 3,432,299
140,110 Transcontinental, Inc. - Class A .... 1,654,143
Shares Value
CANADA (continued)
142,270 Vermilion Energy, Inc. ........... $ 1,530,228
1,700 VersaBank .................... 20,501
44,177 Wajax Corp. .................. 851,127
22,400 Westaim Corp. (The)(a) .......... 65,708
226,742 Western Forest Products, Inc. ...... 68,155
26,630 Westshore Terminals Investment Corp. 446,518
851,655 Whitecap Resources, Inc. ......... 6,563,292
3,700 Winpak Ltd. .................. 127,456
297,818,465
CHILE — 0.1%
2,979,098 Cencosud SA .................. 5,506,686
CHINA — 3.6%
5,468,216 3SBio, Inc.(c)(d) ............... 4,290,389
15,282,000 Agricultural Bank of China Ltd. - H
Shares ................... 6,846,029
1,914,439 Aisino Corp. - A Shares .......... 2,162,399
196,600 Autohome, Inc. - ADR .......... 4,903,204
8,074,900 Bank of Beijing Co. Ltd. - A Shares . 5,957,562
4,602,900 Bank of Changsha Co. Ltd. - A Shares 4,797,674
2,735,339 Bank of Chengdu Co. Ltd. - A Shares 5,528,003
14,962,770 Bank of China Ltd. - H Shares ..... 6,664,718
8,169,000 Bank of Communications Co. Ltd. - H
Shares ................... 5,938,924
2,880,674 Bank of Hangzhou Co. Ltd. - A Shares 5,367,146
5,644,251 Bank of Jiangsu Co. Ltd. - A Shares . 6,008,096
4,313,200 Bank of Nanjing Co. Ltd. - A Shares 6,024,139
1,020,100 Beibuwan Port Co. Ltd. - A Shares .. 1,081,211
2,881,900 Beibuwan Port Co. Ltd. - A Shares .. 3,055,708
38,100 Beibuwan Port Co. Ltd. - A Shares .. 40,398
4,973,900 Beijing Yanjing Brewery Co. Ltd. - A
Shares ................... 6,492,515
10,953,200 Beiqi Foton Motor Co. Ltd. - A
Shares(a) ................. 4,319,416
8,509,044 China Construction Bank Corp. - H
Shares ................... 5,957,425
1,247,600 China National Medicines Corp. Ltd. -
A Shares ................. 5,817,605
6,863,000 China Railway Group Ltd. - H Shares 3,346,798
954,800 China Railway Tielong Container
Logistics Co. Ltd. - A Shares ... 824,396
6,828,944 China Railway Tielong Container
Logistics Co. Ltd. - A Shares ... 5,898,511
140,800 China Railway Tielong Container
Logistics Co. Ltd. - A Shares ... 121,616
38,080,000 China Tower Corp. Ltd. - H Shares(c)
(d) ..................... 4,679,061
888,400 Chongqing Department Store Co. Ltd.
- A Shares ................ 2,361,098
8,100 Chongqing Department Store Co. Ltd.
- A Shares ................ 21,527
5,902,400 Daqin Railway Co. Ltd. - A Shares .. 5,694,632

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Shares Value
CHINA (continued)
5,968,600 Dongfang Electric Corp. Ltd. - H
Shares ................... $ 8,006,160
4,636,000 Dongfeng Motor Group Co. Ltd. - H
Shares(a) ................. 1,358,843
2,706,000 E-Commodities Holdings Ltd. ..... 547,237
3,961,274 FAW Jiefang Group Co. Ltd. - A
Shares ................... 4,644,324
36,900 FAW Jiefang Group Co. Ltd. - A
Shares ................... 43,263
1,610,730 Fujian Star-net Communication Co.
Ltd. - A Shares ............. 2,960,909
128,176 Full Truck Alliance Co. Ltd. - ADR . 974,138
6,932,500 Greentown China Holdings Ltd. ... 5,244,063
4,675,100 Guangxi Liugong Machinery Co. Ltd.
- A Shares ................ 6,497,239
45,600 Guangxi Liugong Machinery Co. Ltd.
- A Shares ................ 63,373
10,851,000 Industrial & Commercial Bank of
China Ltd. - H Shares ....... 6,027,677
6,205,500 IRICO Display Devices Co. Ltd. - A
Shares(a) ................. 5,589,803
1,037,358 JCET Group Co. Ltd. - A Shares ... 4,794,566
4,703,600 JD Logistics, Inc.(a)(c)(d) ........ 4,846,372
305,100 JD.com, Inc. - ADR ............ 8,051,589
3,317,583 Jilin Sino-Microelectronics Co. Ltd. -
A Shares ................. 1,776,526
1,032,100 Kuaishou Technology(a)(c)(d) ..... 5,786,106
2,593,800 MLS Co. Ltd. - A Shares ......... 2,936,933
6,130,000 ORG Technology Co. Ltd. - A Shares 3,631,687
2,038,500 ORG Technology Co. Ltd. - A Shares 1,207,699
3,838,600 Oriental Pearl Group Co. Ltd. - A
Shares ................... 3,374,044
12,203,000 People's Insurance Co. Group of China
Ltd. (The) - H Shares ........ 4,107,834
3,890,400 Ping An Bank Co. Ltd. - A Shares .. 5,530,558
7,043,600 Postal Savings Bank of China Co. Ltd.
- A Shares ................ 4,709,188
625,700 Raytron Technology Co. Ltd. - A
Shares ................... 2,386,984
12,981,400 Rizhao Port Co. Ltd. - A Shares .... 5,119,241
1,779,500 Sany Heavy Industry Co. Ltd. - A
Shares ................... 3,978,091
13,548,350 Shandong Nanshan Aluminum Co.
Ltd. - A Shares ............. 6,788,897
2,459,900 Shanghai Mechanical and Electrical
Industry Co. Ltd. - A Shares ... 3,953,247
840,100 Shenzhen Laibao Hi-tech Co. Ltd. - A
Shares ................... 1,057,819
2,166,600 Shenzhen Laibao Hi-tech Co. Ltd. - A
Shares ................... 2,729,131
1,551,265 Sichuan Kelun Pharmaceutical Co.
Ltd. - A Shares ............. 6,450,452
Shares Value
CHINA (continued)
8,068,500 Sinopec Engineering Group Co. Ltd. -
H Shares ................. $ 5,142,954
1,864,000 Sinopharm Group Co. Ltd. - H Shares 4,380,353
2,698,240 Tasly Pharmaceutical Group Co. Ltd. -
A Shares ................. 5,258,810
8,853,686 Tianjin Port Co. Ltd. - A Shares .... 5,733,355
2,339,667 Tongkun Group Co. Ltd. - A Shares . 4,550,243
2,164,667 Triangle Tyre Co. Ltd. - A Shares ... 4,522,797
4,087,200 Wuxi Taiji Industry Co. Ltd. - A
Shares ................... 3,162,583
2,773,500 Xiamen King Long Motor Group Co.
Ltd. - A Shares ............. 6,028,973
469,400 Xiamen King Long Motor Group Co.
Ltd. - A Shares ............. 1,020,760
469,400 Xiamen King Long Motor Group Co.
Ltd. - A Shares ............. 1,020,760
4,980,200 Xiaomi Corp. - B Shares(a)(c)(d) ... 10,734,440
2,045,674 Xuji Electric Co. Ltd. - A Shares .... 8,630,891
19,900 Xuji Electric Co. Ltd. - A Shares .... 83,960
1,974,700 Yifan Pharmaceutical Co. Ltd. - A
Shares(a) ................. 3,269,163
3,030,000 Yunnan Copper Co. Ltd. - A Shares . 4,777,169
30,300 Yunnan Copper Co. Ltd. - A Shares . 47,772
2,870,487 Zhejiang Medicine Co. Ltd. - A Shares 5,522,994
8,530,400 Zoomlion Heavy Industry Science and
Technology Co. Ltd. - H Shares 4,815,024
318,077,194
DENMARK — 1.3%
526,393 ALK-Abello A/S(a) ............. 11,878,463
1,207,900 Ambu A/S - Class B(a) ........... 24,515,707
17,717 Bavarian Nordic A/S(a) .......... 476,494
9,926 cBrain A/S ................... 367,795
3,565 Columbus A/S ................. 4,508
14,890 D/S Norden A/S ............... 643,936
44,500 Danske Bank A/S .............. 1,361,705
39,732 DSV A/S ..................... 7,283,297
268,420 FLSmidth & Co. A/S ............ 13,694,660
22,763 Genmab A/S(a) ................ 6,453,819
135,198 GN Store Nord AS(a) ........... 3,542,002
1,642,580 H Lundbeck A/S ............... 10,276,547
359,810 H Lundbeck A/S - Class A ........ 1,935,921
1,125 Invisio AB .................... 26,262
83,687 Matas A/S .................... 1,429,696
22,271 Nilfisk Holding A/S(a) ........... 414,711
144,598 NKT A/S(a) .................. 13,012,017
1,151 North Media A/S ............... 9,515
5,855 Pandora A/S .................. 917,895
13,529 Per Aarsleff Holding A/S ......... 774,022
1,700 ROCKWOOL A/S - Class B ...... 751,457
2,508 SP Group A/S ................. 90,930
153,664 Spar Nord Bank A/S ............ 3,133,271
5,992 Sparekassen Sjaelland-Fyn A/S ..... 196,391

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Shares Value
DENMARK (continued)
18,551 Svitzer Group A/S(a) ............ $ 710,923
31,250 Sydbank A/S .................. 1,685,907
185,547 Vestas Wind Systems A/S(a) ....... 4,581,225
17,402 Zealand Pharma A/S(a) .......... 2,347,052
9,074 Zealand Pharma A/S(a) .......... 1,223,833
113,739,961
FINLAND — 0.6%
9,435 Aktia Bank Oyj ................ 95,269
309 Aspo Oyj .................... 1,986
135,659 Cargotec Oyj - Class B ........... 6,918,015
443,645 Citycon Oyj .................. 1,953,188
124 Fiskars Oyj Abp ................ 2,134
167,109 Huhtamaki Oyj ................ 6,774,780
2,819 Incap Oyj(a) .................. 34,749
66,475 Kalmar Oyj - Class B(a) .......... 1,965,471
92,810 Kemira Oyj ................... 2,099,272
170,724 Konecranes Oyj ................ 11,926,648
8,808 Marimekko Oyj ................ 130,404
1,341,699 Metso Oyj .................... 13,617,360
980 Olvi Oyj - Class A .............. 33,568
12,419 Oriola Oyj - Class A ............ 13,978
95,894 Oriola Oyj - Class B ............ 100,668
73,995 Orion Oyj - Class B ............. 3,401,044
93,116 Puuilo Oyj ................... 1,022,864
23,327 Raisio Oyj - Class V ............. 51,754
4,243 Sanoma Oyj .................. 31,363
7,681 Vaisala Oyj - Class A ............ 379,062
51,435 Wartsila Oyj Abp ............... 1,060,707
51,614,284
FRANCE — 1.1%
3,790 Alten SA ..................... 417,556
24,725 Amundi SA(c)(d) ............... 1,807,546
1,388 Assystem SA .................. 73,606
187 Axway Software SA(a) ........... 4,351
2,813 Boiron SA .................... 98,790
87,700 Carmila SA REIT .............. 1,585,052
52,056 Cie des Alpes .................. 745,910
105,450 Coface SA .................... 1,598,867
76,620 Covivio SA REIT .............. 3,958,696
58,681 Elis SA ...................... 1,357,791
9,004 Esso SA Francaise .............. 1,418,811
139,683 Etablissements Maurel et Prom SA .. 855,633
60,825 Eurazeo SE ................... 4,792,268
30,120 Gaztransport Et Technigaz SA ..... 4,446,281
39,135 Gecina SA REIT ............... 3,883,848
1,755 GL Events SACA ............... 36,012
111 Groupe Guillin ................ 3,598
1,979 Guerbet ..................... 75,069
31,510 Ipsen SA ..................... 3,546,577
78,849 IPSOS SA .................... 4,876,857
14,474 Kaufman & Broad SA ........... 495,781
118,165 Klepierre SA REIT ............. 3,386,370
Shares Value
FRANCE (continued)
1,109 Lagardere SA .................. $ 27,005
293,328 Lectra ....................... 8,269,683
6,768 Manitou BF SA ................ 156,748
13,336 Mercialys SA REIT ............. 169,298
904 Neurones .................... 41,189
47,552 Nexans SA ................... 6,154,993
122,551 Pluxee NV(a) ................. 2,872,120
19,400 Publicis Groupe SA ............. 2,028,600
12,921 Quadient SA .................. 256,742
25,700 Rexel SA ..................... 654,181
250,685 Rubis SCA ................... 7,856,959
11,450 SEB SA ...................... 1,146,858
1,119 Seche Environnement SACA ...... 122,315
38,639 Societe BIC SA ................ 2,425,389
81 Societe LDC SADIR ............ 12,667
6,258 Sopra Steria Group ............. 1,162,199
242,156 SPIE SA ..................... 9,371,742
267 Stef SA ...................... 38,778
245,301 Technip Energies NV ............ 6,265,257
59,182 Television Francaise 1 SA ......... 521,044
140,635 Ubisoft Entertainment SA(a) ...... 2,891,081
28,985 Veolia Environnement SA ........ 910,956
96,260 Verallia SA(c)(d) ............... 2,833,625
795 Vetoquinol SA ................. 86,727
28,809 Vicat SACA ................... 1,002,390
3,716 Virbac SACA .................. 1,415,618
901 Wavestone .................... 52,363
2,102 Wendel SE ................... 201,669
98,413,466
GERMANY — 1.0%
489,395 AIXTRON SE ................ 11,440,391
1,969 Amadeus Fire AG .............. 202,440
219 Bertrandt AG ................. 6,352
66,185 Bilfinger SE ................... 3,717,530
80,204 Brenntag SE .................. 5,713,227
32,425 CANCOM SE ................ 1,151,016
513,795 CECONOMY AG(a) ........... 1,551,392
3,102 Cewe Stiftung & Co. KGAA ...... 332,357
68,905 Deutz AG .................... 397,471
9,333 Draegerwerk AG & Co. KGaA -
Preference Shares ........... 491,396
148,647 Duerr AG .................... 3,275,379
800 Einhell Germany AG - Preference
Shares ................... 154,112
155,772 EuroEyes International Eye Clinic Ltd. 98,294
12,120 Fielmann Group AG ............ 548,941
150,705 flatexDEGIRO AG ............. 2,131,723
27,360 Freenet AG ................... 757,433
81,038 Fresenius Medical Care AG ....... 3,146,797
9,667 Friedrich Vorwerk Group SE ...... 207,568
75,558 FUCHS SE - Preference Shares .... 3,288,896
27,690 Hannover Rueck SE ............ 6,883,535

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Shares Value
GERMANY (continued)
219,932 Heidelberger Druckmaschinen AG(a) $ 268,488
232,487 Hensoldt AG .................. 8,615,094
26,937 HOCHTIEF AG .............. 3,206,783
5,426 Hornbach Holding AG & Co. KGaA 445,120
2,170 Hypoport SE(a) ................ 646,302
91,156 Immatics NV(a) ............... 1,095,695
14,032 Indus Holding AG .............. 340,169
615 Init Innovation in Traffic Systems SE 26,956
40,000 Ionos SE(a) ................... 1,058,441
26,885 K+S AG ..................... 347,119
24,778 KION Group AG .............. 982,002
8,804 Koenig & Bauer AG(a) .......... 119,102
30,446 Krones AG ................... 4,125,363
352 KSB SE & Co. KGaA - Preference
Shares ................... 240,762
10,299 KWS Saat SE & Co. KGaA ....... 715,579
583 MBB SE ..................... 65,240
2,029 Medios AG(a) ................. 39,570
8,679 MLP SE ..................... 55,136
26,044 Mutares SE & Co. KGaA ......... 903,365
26,438 Norma Group SE .............. 491,563
99 Paul Hartmann AG ............. 21,107
449,570 ProSiebenSat.1 Media SE ......... 3,087,142
100,895 SAF-Holland SE ............... 2,065,943
57,380 Scout24 SE(c)(d) ............... 4,545,684
1,844 STO SE & Co. KGaA - Preference
Shares ................... 247,064
43,245 Stroeer SE & Co. KGaA ......... 2,925,119
80,315 Suedzucker AG ................ 1,058,697
46,305 SUSS MicroTec SE ............. 3,152,145
34,050 Symrise AG ................... 4,302,309
672 Villeroy & Boch AG - Preference
Shares ................... 12,545
5,056 Vossloh AG ................... 268,942
33,415 Wacker Neuson SE ............. 520,753
5,146 Washtec AG .................. 206,063
91,697,612
GREECE — 0.2%
4,764,917 Alpha Services and Holdings SA .... 8,782,084
1,727,178 Piraeus Financial Holdings SA ..... 7,290,030
16,072,114
HONG KONG — 0.5%
98,000 APT Satellite Holdings Ltd. ....... 26,968
1,061,800 ASMPT Ltd. .................. 11,076,201
731,920 Bank of East Asia Ltd. (The) ...... 924,637
1,668,263 Bright Smart Securities &
Commodities Group Ltd. ..... 405,703
66,035 Build King Holdings Ltd. ........ 8,283
2,116,500 China Overseas Land & Investment
Ltd. ..................... 3,429,592
68,795 Chow Sang Sang Holdings
International Ltd. .......... 58,468
Shares Value
HONG KONG (continued)
1,453,445 Chow Tai Fook Jewellery Group Ltd. $ 1,320,832
372,000 Comba Telecom Systems Holdings
Ltd. ..................... 41,424
3,111,816 COSCO SHIPPING Ports Ltd. .... 1,852,070
337,187 Dah Sing Banking Group Ltd. ..... 267,148
2,756,045 Emperor Watch & Jewellery Ltd. ... 55,383
234,300 Henderson Land Development Co.
Ltd. ..................... 658,260
65,234 HKR International Ltd. .......... 9,852
1,882,900 Hutchison Port Holdings Trust - U
Shares- Units .............. 229,714
431,247 International Housewares Retail Co.
Ltd. ..................... 71,204
205,918 Jacobson Pharma Corp. Ltd.(c) .... 15,814
52,354 JBM Healthcare Ltd.(c) .......... 6,634
49,106 Jinhui Shipping & Transportation Ltd.
(a) ...................... 29,075
673,882 Johnson Electric Holdings Ltd. .... 931,533
107,031 Kerry Logistics Network Ltd. ...... 93,704
122,000 LH GROUP Ltd.(c) ............ 9,525
668,374 Luk Fook Holdings International Ltd. 1,314,018
3,244,200 Man Wah Holdings Ltd. ......... 1,918,404
5,724,000 Nine Dragons Paper Holdings Ltd.(a) 2,234,549
5,272,301 Pacific Basin Shipping Ltd. ....... 1,585,837
1,138,208 PC Partner Group Ltd. .......... 611,873
5,553,880 PCCW Ltd. .................. 2,879,002
311,496 Prosperity REIT ............... 53,027
1,269,477 Shun Tak Holdings Ltd.(a) ........ 125,114
1,310,326 Singamas Container Holdings Ltd. .. 125,786
358,000 SITC International Holdings Co. Ltd. 797,302
200,000 SOCAM Development Ltd.(a) ..... 11,775
273,500 Stella International Holdings Ltd. ... 455,784
299,000 Sunlight Real Estate Investment Trust
REIT ................... 65,059
155,500 Swire Pacific Ltd. - A Shares ....... 1,340,474
1,098,612 Tai Hing Group Holdings Ltd.(c) ... 111,087
1,397 Tang Palace China Holdings Ltd. ... 61
1,184,000 Truly International Holdings Ltd. ... 157,607
7,274,000 United Laboratories International
Holdings Ltd. (The) ......... 8,379,273
123,000 VTech Holdings Ltd. ............ 809,993
123,676 Wai Kee Holdings Ltd.(a) ........ 12,347
1,439,700 WH Group Ltd.(c)(d) ........... 936,109
960,000 Xinyi Glass Holdings Ltd. ........ 1,016,172
1,490,056 Yue Yuen Industrial Holdings Ltd. .. 2,433,570
48,896,247
ICELAND — 0.0%
913,879 Embla Medical HF(a) ........... 4,254,360
INDIA — 0.7%
4,782,665 Bank of India ................. 7,185,814
2,184,369 Indus Towers Ltd.(a) ............ 11,300,293
458,760 Lupin Ltd. ................... 10,475,259

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Shares Value
INDIA (continued)
340,571 PB Fintech Ltd.(a) .............. $ 5,910,152
719,909 Sun TV Network Ltd. ........... 7,748,617
5,849,566 TV18 Broadcast Ltd.(a) .......... 3,299,643
303,739 WNS Holdings Ltd.(a) .......... 18,096,770
1,197,601 Zee Entertainment Enterprises Ltd.(a) 2,126,478
66,143,026
INDONESIA — 0.1%
35,325,900 Perusahaan Gas Negara Tbk PT .... 3,476,103
10,058,889 Semen Indonesia Persero Tbk PT ... 2,418,835
5,894,938
IRELAND — 0.2%
76,338 AerCap Holdings NV ........... 7,171,955
277,034 Alkermes Plc(a) ................ 7,568,569
480,950 Cairn Homes Plc ............... 983,073
1,144 COSMO Pharmaceuticals NV ..... 97,229
942,920 Greencore Group Plc(a) .......... 2,184,332
18,005,158
ISRAEL — 2.2%
32 Afcon Holdings Ltd.(a) .......... 765
2,002 Ashdod Refinery Ltd. ............ 29,979
119,072 B Communications Ltd.(a) ....... 375,132
71,900 Bank Hapoalim BM ............ 660,725
246,330 Bank Leumi Le-Israel BM ........ 2,126,815
605,180 Bezeq The Israeli Telecommunication
Corp. Ltd. ................ 685,158
56,850 Brainsway Ltd.(a) .............. 208,879
12,025 Camtek Ltd. .................. 1,208,735
19,215 Cellcom Israel Ltd.(a) ........... 72,430
57,026 CyberArk Software Ltd.(a) ........ 14,620,326
9,211 Danya Cebus Ltd. .............. 202,085
5,300 Delek Group Ltd. .............. 548,730
24,290 Delta Galil Ltd. ................ 1,079,441
52,530 FIBI Holdings Ltd. ............. 2,155,170
461,958 First International Bank of Israel Ltd.
(The) .................... 18,659,662
3,418 FMS Enterprises Migun Ltd. ...... 118,713
34,940 Formula Systems 1985 Ltd. ....... 2,719,117
20,136 Fox Wizel Ltd. ................. 1,322,550
39,240 Harel Insurance Investments &
Financial Services Ltd. ....... 352,188
7,745 Hiper Global Ltd. .............. 37,697
14,572 Israel Corp. Ltd. ............... 3,064,422
465 Isras Investment Co. Ltd. ......... 84,442
440,000 JFrog Ltd.(a) .................. 16,966,400
496,552 Kornit Digital Ltd.(a) ........... 7,771,039
1,974 M Yochananof & Sons Ltd. ....... 98,011
214,476 Max Stock Ltd. ................ 491,370
3,071 Meitav Investment House Ltd. ..... 13,420
51,299 Menora Mivtachim Holdings Ltd. .. 1,316,264
337 Naphtha Israel Petroleum Corp. Ltd.
(a) ...................... 1,877
Shares Value
ISRAEL (continued)
332,096 Next Vision Stabilized Systems Ltd. . $ 4,001,421
434,280 Nice Ltd. - ADR(a) ............. 78,604,680
9,900 Nova Ltd.(a) .................. 1,990,789
15,005,630 Oil Refineries Ltd. .............. 3,612,084
31,538 One Software Technologies Ltd. .... 394,600
55,830 Phoenix Holdings Ltd. (The) ...... 539,042
338,660 Plus500 Ltd. .................. 10,213,648
4,149 Qualitau Ltd. ................. 154,748
312,100 Radware Ltd.(a) ................ 7,072,186
38,873 Rami Levy Chain Stores Hashikma
Marketing 2006 Ltd. ........ 2,154,241
45,545 Retailors Ltd. ................. 704,909
178,015 Sella Capital Real Estate Ltd. REIT . 327,409
1,236,781 Tel Aviv Stock Exchange Ltd. ...... 9,831,041
17,710 Tower Semiconductor Ltd.(a) ...... 714,415
197,306,755
ITALY — 1.7%
6,819,588 A2A SpA ..................... 14,443,637
215,355 Anima Holding SpA(c)(d) ........ 1,133,176
166,683 Arnoldo Mondadori Editore SpA ... 471,727
9,078 Avio SpA(c) ................... 127,917
29,052 Azimut Holding SpA ............ 728,187
20,074 Banca Generali SpA ............. 873,349
145,193 Banca IFIS SpA ................ 3,409,832
797,674 Banca Mediolanum SpA ......... 9,418,414
2,382,896 Banca Monte dei Paschi di Siena SpA 12,997,602
288,547 Banca Popolare di Sondrio SPA .... 2,198,451
111,700 Banco BPM SpA ............... 773,679
8,972 Banco di Desio e della Brianza SpA . 48,744
283,780 BFF Bank SpA(c)(d) ............ 3,209,413
2,833,473 BPER Banca SpA ............... 16,565,374
348,365 Buzzi SpA .................... 13,670,673
156,257 Cairo Communication SpA ....... 399,098
70,658 Cementir Holding NV .......... 796,813
610,408 CIR SpA-Compagnie Industriali(a) . 389,102
145,735 Credito Emiliano SpA ........... 1,596,144
6,429 Danieli & C Officine Meccaniche SpA 250,480
55,048 Danieli & C Officine Meccaniche SpA
- RSP ................... 1,587,692
7,302 Datalogic SpA ................. 43,622
596,570 Davide Campari-Milano NV ...... 5,384,620
121,796 De' Longhi SpA ............... 3,841,052
7,300 DiaSorin SpA ................. 797,943
508,670 Ermenegildo Zegna NV .......... 5,747,971
70,133 Fiera Milano SpA .............. 285,769
3,563 Fine Foods & Pharmaceuticals NTM 33,933
75,712 FNM SpA .................... 36,791
1,934,665 Hera SpA .................... 7,077,014
988,469 Iren SpA ..................... 2,011,169
653,721 Iveco Group NV ............... 6,721,151
1,219,002 Maire SpA .................... 9,683,404
246,510 MFE-MediaForEurope NV - Class A 839,307

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Shares Value
ITALY (continued)
41,072 Moncler SpA .................. $ 2,448,315
13,930 Orsero SpA ................... 187,241
11,000 Prysmian SpA ................. 756,428
58,426 Rizzoli Corriere Della Sera
Mediagroup SpA ........... 49,321
877,220 Saipem SpA(a) ................. 2,085,769
26,838 Sanlorenzo SpA ................ 1,093,560
29,158 SOL SpA .................... 1,090,268
2,679 TXT e-solutions SpA ............ 76,253
1,226,278 Unipol Gruppo SpA ............ 13,218,308
703,923 Webuild SpA .................. 1,843,606
150,442,319
JAPAN — 10.1%
62,200 77 Bank Ltd. (The) ............. 1,968,078
4,500 A&A Material Corp. ............ 40,042
37,300 A&D HOLON Holdings Co. Ltd. .. 703,896
388,590 ABC-Mart, Inc. ................ 7,645,733
4,400 Abist Co. Ltd. ................. 97,954
161,400 Adastria Co. Ltd. ............... 3,571,583
48,400 ADEKA Corp. ................ 1,040,339
9,700 Ad-sol Nissin Corp. ............. 123,221
7,900 Advanced Media, Inc. ........... 57,534
21,700 Adways, Inc. .................. 55,914
43,500 Aeon Delight Co. Ltd. ........... 1,136,828
427,600 AEON Financial Service Co. Ltd. ... 3,950,458
990 AEON REIT Investment Corp. .... 856,473
70,100 Ai Holdings Corp. .............. 1,185,296
8,700 Aichi Corp. ................... 73,524
20,600 Aichi Steel Corp. ............... 471,666
1,400 Aichi Tokei Denki Co. Ltd. ....... 21,429
11,700 Aida Engineering Ltd. ........... 66,933
6,600 Aiphone Co. Ltd. .............. 135,036
124,300 Aisan Industry Co. Ltd. .......... 1,281,127
14,200 AIT Corp. .................... 183,892
57,000 Akatsuki, Inc. ................. 904,055
20,200 Akita Bank Ltd. (The) ........... 345,870
184,100 Alfresa Holdings Corp. .......... 2,905,193
10,700 Alpha Systems, Inc. ............. 217,136
12,300 AlphaPolis Co. Ltd.(a) ........... 175,134
150,000 Alps Alpine Co. Ltd. ............ 1,605,087
111,892 Altech Corp. .................. 2,008,462
92,900 Amada Co. Ltd. ................ 1,108,499
19,100 Amano Corp. ................. 486,409
8,700 Amiyaki Tei Co. Ltd. ............ 322,319
77,500 Anest Iwata Corp. .............. 768,766
71,300 Anicom Holdings, Inc. .......... 312,700
146,800 Anritsu Corp. ................. 1,265,103
2,900 AOI Electronics Co. Ltd. ......... 52,268
85,300 AOKI Holdings, Inc. ............ 785,782
31,900 Aoyama Trading Co. Ltd. ......... 327,933
42,000 Aoyama Zaisan Networks Co. Ltd. .. 425,593
98,200 ARE Holdings, Inc. ............. 1,345,125
Shares Value
JAPAN (continued)
2,200 Argo Graphics, Inc. ............. $ 75,191
5,400 Artience Co. Ltd. ............... 115,530
30,200 Artiza Networks, Inc. ............ 119,949
14,500 Artner Co. Ltd. ................ 181,389
81,400 As One Corp. ................. 1,763,246
8,200 Asahi Co. Ltd. ................. 80,957
165,800 Asahi Diamond Industrial Co. Ltd. . 1,060,288
21,300 Asahi Net, Inc. ................ 95,122
26,000 ASAHI YUKIZAI CORP. ........ 836,554
3,700 Ashimori Industry Co. Ltd. ....... 55,819
70,200 Asia Pile Holdings Corp. ......... 462,517
46,200 Asics Corp. ................... 763,292
7,600 ASKA Pharmaceutical Holdings Co.
Ltd. ..................... 119,983
198,270 ASKUL Corp. ................. 2,817,775
21,304 Ateam, Inc. ................... 95,282
57,800 Atrae, Inc.(a) .................. 339,149
7,700 Aucnet, Inc. .................. 124,388
74,096 Avant Group Corp. ............. 677,624
95,800 Avex, Inc. .................... 964,363
21,500 Awa Bank Ltd. (The) ............ 402,860
11,200 Axell Corp. ................... 107,137
71,200 Axial Retailing, Inc. ............. 488,117
499,500 Azbil Corp. ................... 14,631,060
35,200 Bando Chemical Industries Ltd. .... 457,726
10,700 Bank of Iwate Ltd. (The) ......... 202,350
1,300 Bank of Nagoya Ltd. (The) ........ 71,333
13,900 Bank of Saga Ltd. (The) .......... 256,186
9,700 Bank of the Ryukyus Ltd. ........ 79,903
2,900 baudroie, Inc.(a) ............... 88,081
11,700 BayCurrent Consulting, Inc. ...... 354,971
7,800 Beenos, Inc. .................. 132,512
358,900 BIPROGY, Inc. ................ 11,784,848
25,900 B-Lot Co. Ltd. ................ 168,050
85,200 BML, Inc. .................... 1,709,062
316,000 Bunka Shutter Co. Ltd. .......... 3,685,137
11,000 Business Brain Showa-Ota, Inc. .... 155,522
7,600 Business Engineering Corp. ....... 210,540
1,700 Canare Electric Co. Ltd. ......... 17,748
4,700 Career Design Center Co. Ltd. ..... 58,952
2,500 Careerlink Co. Ltd. ............. 40,970
13,500 Carlit Co. Ltd. ................ 132,382
142,600 Casio Computer Co. Ltd. ........ 1,157,039
5,300 Central Automotive Products Ltd. .. 176,366
72,400 Central Glass Co. Ltd. ........... 1,834,104
30,152 Central Security Patrols Co. Ltd. ... 554,311
142,900 Chiba Kogyo Bank Ltd. (The) ..... 1,026,404
12,000 Chiyoda Co. Ltd. .............. 76,259
222,700 Chiyoda Corp.(a) .............. 459,359
2,500 Chiyoda Integre Co. Ltd. ......... 56,574
3,500 Chofu Seisakusho Co. Ltd. ....... 50,419
6,200 Chuetsu Pulp & Paper Co. Ltd. .... 61,874
4,100 Chugin Financial Group, Inc. ..... 46,240

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Shares Value
JAPAN (continued)
68,700 Chugoku Marine Paints Ltd. ...... $ 968,097
8,600 CI Takiron Corp. ............... 49,199
594,640 CKD Corp. ................... 12,007,516
5,200 Cleanup Corp. ................ 25,617
155,500 COLOPL, Inc. ................ 635,266
320 Comforia Residential REIT, Inc. ... 665,398
219,600 Computer Engineering & Consulting
Ltd. ..................... 2,881,971
47,700 Comture Corp. ................ 604,031
120,400 Concordia Financial Group Ltd. .... 771,563
27,600 Copro-Holdings Co. Ltd. ........ 314,128
1,800 Core Corp. ................... 25,233
16,200 Cosel Co. Ltd. ................. 133,013
39,800 Cosmo Energy Holdings Co. Ltd. .. 2,171,126
12,400 Cosmos Initia Co. Ltd. .......... 70,358
6,150 Cosmos Pharmaceutical Corp. ..... 550,731
244,735 Credit Saison Co. Ltd. ........... 5,727,719
51,100 Creek & River Co. Ltd. .......... 498,021
126,000 Cresco Ltd. ................... 1,124,542
5,900 CTI Engineering Co. Ltd. ........ 198,892
19,400 CTS Co. Ltd. ................. 107,875
2,800 Cube System, Inc. .............. 22,111
5,300 Curves Holdings Co. Ltd. ........ 29,259
13,000 Cyber Security Cloud, Inc.(a) ...... 188,659
356,600 CyberAgent, Inc. ............... 2,300,445
44,000 Daicel Corp. .................. 430,440
8,900 Daido Metal Co. Ltd. ........... 35,646
28,800 Daihatsu Diesel Manufacturing Co.
Ltd. ..................... 345,665
19,500 Daihen Corp. ................. 968,459
5,900 Dai-Ichi Cutter Kogyo KK ........ 62,109
10,000 Daiichi Jitsugyo Co. Ltd. ......... 157,939
51,100 Daiken Medical Co. Ltd. ......... 187,952
158,759 Daikokutenbussan Co. Ltd. ....... 11,297,159
4,000 Dainichiseika Color & Chemicals
Manufacturing Co. Ltd. ...... 87,180
17,100 Daisue Construction Co. Ltd. ..... 204,097
38,610 Daito Pharmaceutical Co. Ltd. ..... 617,018
29,900 Daitron Co. Ltd. ............... 554,469
475 Daiwa House REIT Investment Corp. 767,648
99,400 Daiwa Securities Group, Inc. ...... 834,388
207,900 Dear Life Co. Ltd. .............. 1,394,743
24,500 Denka Co. Ltd. ................ 359,229
3,100 Densan System Holdings Co. Ltd. .. 59,453
45,500 Dentsu Soken, Inc. ............. 1,728,213
6,300 Denyo Co. Ltd. ................ 112,707
26,000 Dexerials Corp. ................ 1,272,014
24,200 Digital Arts, Inc. ............... 769,754
2,200 Digital Hearts Holdings Co. Ltd. ... 14,656
20,100 Digital Holdings, Inc. ........... 143,164
2,300 Digital Information Technologies
Corp. ................... 29,478
85,500 dip Corp. .................... 1,755,032
Shares Value
JAPAN (continued)
22,810 Disco Corp. .................. $ 7,531,008
403,000 DMG Mori Co. Ltd. ............ 10,413,624
117,700 Doshisha Co. Ltd. .............. 1,799,226
7,300 Double Standard, Inc. ........... 90,053
19,800 Dowa Holdings Co. Ltd. ......... 732,364
58,000 Duskin Co. Ltd. ............... 1,528,547
40,400 Ebara Corp. .................. 591,687
1,200 Ebara Jitsugyo Co. Ltd. .......... 32,883
5,000 Ebase Co. Ltd. ................. 22,262
1,500 Eco's Co. Ltd. ................. 22,619
8,000 eGuarantee, Inc. ............... 78,555
27,900 Ehime Bank Ltd. (The) .......... 231,685
162,000 Eiken Chemical Co. Ltd. ......... 2,644,037
9,900 Eizo Corp. ................... 322,499
176,800 Elecom Co. Ltd. ............... 1,946,151
11,900 Elematec Corp. ................ 152,518
282,550 en Japan, Inc. ................. 5,316,968
2,900 Endo Lighting Corp. ............ 29,038
40,600 Enigmo, Inc. .................. 95,128
3,500 Entrust, Inc. .................. 17,920
10,000 ERI Holdings Co. Ltd. .......... 128,167
4,300 eSOL Co. Ltd. ................ 23,968
8,400 Exedy Corp. .................. 179,433
201,800 EXEO Group, Inc. ............. 2,221,342
7,200 FALCO HOLDINGS Co. Ltd. .... 120,397
275,100 FAN Communications, Inc. ....... 756,592
12,100 Fast Fitness Japan, Inc. ........... 102,580
85,000 FCC Co. Ltd. ................. 1,341,344
15,000 Feed One Co. Ltd. .............. 95,424
58,905 Ferrotec Holdings Corp. ......... 988,140
61,800 Financial Partners Group Co. Ltd. .. 1,084,558
2,900 First Brothers Co. Ltd. ........... 23,250
12,800 FJ Next Holdings Co. Ltd. ........ 113,470
49,100 Food & Life Cos. Ltd. ........... 863,154
73,200 Forum Engineering, Inc. ......... 487,169
58,100 Foster Electric Co. Ltd. .......... 634,502
2,100 FP Corp. ..................... 36,363
470 Frontier Real Estate Investment Corp.
REIT ................... 1,363,205
29,900 Fudo Tetra Corp. ............... 477,626
48,200 Fuji Corp. .................... 815,640
31,400 Fuji Corp. .................... 443,107
25,600 Fuji Media Holdings, Inc. ........ 323,493
41,200 Fuji Oil Co. Ltd. ............... 127,336
22,600 Fuji Seal International, Inc. ....... 364,032
12,600 Fuji Soft, Inc. ................. 608,111
96,200 Fujikura Ltd. .................. 1,964,392
91,500 Fujimi, Inc. ................... 1,954,541
15,800 Fujimori Kogyo Co. Ltd. ......... 477,781
30,300 Fujisash Co. Ltd. ............... 16,990
35,000 Fujitec Co. Ltd. ................ 1,022,162
7,400 Fujitsu General Ltd. ............. 97,881
700 Fukuda Corp. ................. 29,018

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Shares Value
JAPAN (continued)
5,500 Fukuda Denshi Co. Ltd. ......... $ 248,556
82,353 Fukui Computer Holdings, Inc. .... 1,418,865
5,100 Fukushima Galilei Co. Ltd. ....... 231,160
14,700 Fukuyama Transporting Co. Ltd. ... 397,907
163,600 FULLCAST Holdings Co. Ltd. .... 1,647,958
11,400 Funai Soken Holdings, Inc. ....... 167,265
85,400 Furukawa Electric Co. Ltd. ....... 2,362,958
86,400 Furuno Electric Co. Ltd. ......... 1,154,076
4,400 Fuso Pharmaceutical Industries Ltd. . 66,850
2,800 Futaba Corp. .................. 11,252
205,300 Futaba Industrial Co. Ltd. ........ 1,060,727
146,200 Future Corp. .................. 1,672,753
9,900 Fuyo General Lease Co. Ltd. ...... 815,500
5,600 G-7 Holdings, Inc. ............. 63,475
92,000 Gakken Holdings Co. Ltd. ........ 663,262
44,100 Gakujo Co. Ltd. ............... 559,621
12,200 Gecoss Corp. .................. 79,892
7,500 Genki Global Dining Concepts Corp. 195,254
29,300 Geo Holdings Corp. ............ 324,284
2,300 Giken Ltd. ................... 27,329
7,000 Global Link Management KK ..... 100,043
14,700 GLOBERIDE, Inc. ............. 207,540
144,100 Glory Ltd. .................... 2,631,324
55,600 GMO Financial Gate, Inc. ........ 2,468,142
3,700 GMO GlobalSign Holdings KK .... 76,690
6,300 GMO internet group, Inc. ........ 104,695
216,100 GMO Payment Gateway, Inc. ..... 12,216,888
4,400 Gree, Inc. .................... 15,596
7,600 Greens Co. Ltd. ................ 95,885
370,980 GungHo Online Entertainment, Inc. 7,250,956
14,000 Gunma Bank Ltd. (The) ......... 96,586
33,100 Gunze Ltd. ................... 1,235,132
53,200 Hakuhodo DY Holdings, Inc. ..... 437,518
12,400 Hamakyorex Co. Ltd. ........... 395,247
73,085 Hamamatsu Photonics KK ........ 2,121,736
61,400 Hanwa Co. Ltd. ............... 2,389,520
29,100 Happinet Corp. ................ 634,234
223,982 Harmonic Drive Systems, Inc. ..... 6,197,426
65,900 Heiwa Corp. .................. 949,755
31,900 Hennge KK(a) ................. 226,785
7,100 Hioki EE Corp. ................ 382,477
80,900 Hisamitsu Pharmaceutical Co., Inc. . 2,237,367
17,411 Hito Communications Holdings, Inc. 110,878
36,100 Hochiki Corp. ................. 554,254
6,600 Hodogaya Chemical Co. Ltd. ...... 225,573
14,300 Hokkaido Gas Co. Ltd. .......... 312,146
2,400 Hokkan Holdings Ltd. ........... 27,636
51,500 Hokuhoku Financial Group, Inc. ... 733,799
121,200 Hokuriku Electric Power Co. ...... 772,564
77,500 Horiba Ltd. ................... 6,205,484
7,900 Hosokawa Micron Corp. ......... 215,687
2,900 Hotland Co. Ltd. .............. 46,131
46,800 Hyakujushi Bank Ltd. (The) ....... 1,035,626
Shares Value
JAPAN (continued)
1,300 ibis, Inc. ..................... $ 30,850
52,800 IBJ, Inc. ..................... 222,754
1,800 Ichiken Co. Ltd. ............... 30,604
32,300 Ichikoh Industries Ltd. .......... 106,944
2,500 Ichinen Holdings Co. Ltd. ........ 29,021
2,200 ID Holdings Corp. ............. 20,751
4,300 Idec Corp. .................... 88,982
235,575 Idemitsu Kosan Co. Ltd. ......... 1,578,834
3,300 IDOM, Inc. .................. 25,421
12,200 I'll, Inc. ...................... 220,130
13,000 IMAGICA GROUP, Inc. ......... 43,390
3,000 I-Net Corp. ................... 37,509
106,045 Inpex Corp. ................... 1,646,545
5,400 Insource Co. Ltd. .............. 31,613
3,300 Integrated Design & Engineering
Holdings Co. Ltd. .......... 89,436
306,500 Internet Initiative Japan, Inc. ...... 5,192,731
40,500 I-PEX, Inc. ................... 553,409
24,600 Iriso Electronics Co. Ltd. ......... 500,851
17,000 ISB Corp. .................... 182,250
32,700 Isetan Mitsukoshi Holdings Ltd. ... 661,618
4,500 Ishihara Sangyo Kaisha Ltd. ....... 47,041
400 Ishizuka Glass Co. Ltd. .......... 7,618
142,530 Isuzu Motors Ltd. .............. 1,967,096
75,500 Itfor, Inc. .................... 761,023
8,100 ITmedia, Inc. .................. 101,544
1,900 Itochu-Shokuhin Co. Ltd. ........ 88,275
134,700 Itoki Corp. ................... 1,381,123
9,000 IwaiCosmo Holdings, Inc. ........ 133,494
5,700 Iwaki Co. Ltd. ................. 116,241
15,100 Iyogin Holdings, Inc. ............ 153,515
64,000 Izumi Co. Ltd. ................ 1,532,873
73,500 J Trust Co. Ltd. ................ 202,633
371,200 JAC Recruitment Co. Ltd. ........ 1,801,425
23,600 JAFCO Group Co. Ltd. .......... 300,977
189,600 Japan Aviation Electronics Industry
Ltd. ..................... 3,216,005
7,100 Japan Electronic Materials Corp. ... 145,265
335,598 Japan Elevator Service Holdings Co.
Ltd. ..................... 6,225,606
1,060 Japan Excellent, Inc. REIT ........ 844,858
29,200 Japan Exchange Group, Inc. ....... 691,771
187,900 Japan Lifeline Co. Ltd. ........... 1,460,002
18,000 Japan Medical Dynamic Marketing,
Inc. ..................... 85,071
1,490 Japan Metropolitan Fund Invest REIT 930,970
72,000 Japan Post Insurance Co. Ltd. ..... 1,505,798
5,100 Japan Pulp & Paper Co. Ltd. ...... 225,373
96,800 Japan System Techniques Co. Ltd. .. 1,068,125
42,091 JBCC Holdings, Inc. ............ 1,166,033
55,900 JCR Pharmaceuticals Co. Ltd. ..... 219,413
3,400 JCU Corp. ................... 85,565
158,800 Jeol Ltd. ..................... 6,469,453

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Shares Value
JAPAN (continued)
41,300 JFE Holdings, Inc. .............. $ 609,279
900 JFE Systems, Inc. ............... 18,504
234,800 JGC Holdings Corp. ............ 2,015,639
9,600 JINS Holdings, Inc. ............. 292,861
3,200 JK Holdings Co. Ltd. ........... 23,689
5,700 J-Oil Mills, Inc. ................ 79,790
11,900 Joshin Denki Co. Ltd. ........... 224,250
27,500 JSB Co. Ltd. .................. 543,924
17,400 JSP Corp. .................... 267,380
197,000 JTEKT Corp. ................. 1,442,602
25,200 Juroku Financial Group, Inc. ...... 818,384
83,100 Justsystems Corp. .............. 1,755,692
58,400 JVCKenwood Corp. ............ 362,161
5,400 K&O Energy Group, Inc. ........ 123,641
5,100 Kaga Electronics Co. Ltd. ........ 186,222
56,300 Kajima Corp. ................. 1,097,400
220,300 Kakaku.com, Inc. .............. 3,064,685
12,600 Kamei Corp. .................. 190,508
128,700 Kamigumi Co. Ltd. ............. 2,955,362
12,000 Kanaden Corp. ................ 130,570
217,900 Kanamoto Co. Ltd. ............. 4,103,307
25,400 Kaneka Corp. ................. 725,012
110,700 Kanematsu Corp. .............. 1,892,478
87,000 Kansai Paint Co. Ltd. ........... 1,436,788
2,300 Kaonavi, Inc.(a) ................ 25,978
28,600 Katitas Co. Ltd. ................ 358,729
1,900 Kato Sangyo Co. Ltd. ........... 54,411
2,800 Kato Works Co. Ltd. ............ 22,971
17,400 Kawada Technologies, Inc. ........ 315,466
200 Kawai Musical Instruments
Manufacturing Co. Ltd. ...... 3,976
151,500 Kawasaki Kisen Kaisha Ltd. ....... 2,366,476
1,660 KDX Realty Investment Corp. REIT 1,713,134
11,800 Kenko Mayonnaise Co. Ltd. ...... 169,905
43,400 Kewpie Corp. ................. 1,114,804
31,500 KH Neochem Co. Ltd. .......... 472,905
800 Kimoto Co. Ltd. ............... 1,356
9,400 Kimura Unity Co. Ltd. .......... 102,531
59,400 Kinden Corp. ................. 1,268,453
57,200 Kissei Pharmaceutical Co. Ltd. ..... 1,334,495
2,700 Kitagawa Corp. ................ 28,008
1,800 Kita-Nippon Bank Ltd. (The) ...... 33,980
100,650 Kitz Corp. .................... 747,795
45,500 KNT-CT Holdings Co. Ltd.(a) .... 422,790
5,100 Koatsu Gas Kogyo Co. Ltd. ....... 32,785
17,600 Kobayashi Pharmaceutical Co. Ltd. . 707,971
124,600 Kobe Steel Ltd. ................ 1,568,677
70,600 Koei Tecmo Holdings Co. Ltd. ..... 692,545
2,100 Koike Sanso Kogyo Co. Ltd. ...... 84,109
14,300 Kojima Co. Ltd. ............... 103,189
14,800 Kokuyo Co. Ltd. ............... 250,050
10,800 Komatsu Wall Industry Co. Ltd. ... 229,979
43,500 Komeri Co. Ltd. ............... 1,074,397
Shares Value
JAPAN (continued)
100,700 Komori Corp. ................. $ 830,848
9,350 Konami Group Corp. ........... 712,149
6,500 Kondotec, Inc. ................ 60,225
999,700 Konica Minolta, Inc. ............ 2,967,635
35,400 Konishi Co. Ltd. ............... 285,223
37,400 Konoike Transport Co. Ltd. ....... 601,925
14,800 Kose Corp. ................... 986,469
32,600 KPP Group Holdings Co. Ltd. ..... 162,559
6,600 KRS Corp. ................... 83,841
67,900 K's Holdings Corp. ............. 734,954
3,900 KU Holdings Co. Ltd. ........... 31,579
1,600 Kunimine Industries Co. Ltd. ..... 11,556
31,000 Kurabo Industries Ltd. ........... 947,765
2,500 Kurimoto Ltd. ................. 79,019
17,100 Kurita Water Industries Ltd. ....... 737,627
8,200 Kuriyama Holdings Corp. ........ 68,368
6,800 Kyodo Printing Co. Ltd. ......... 177,030
14,700 Kyokuto Kaihatsu Kogyo Co. Ltd. .. 264,944
23,500 Kyokuto Securities Co. Ltd. ....... 249,110
8,400 Kyoto Financial Group, Inc. ....... 159,247
33,600 Kyowa Kirin Co. Ltd. ........... 713,023
241,600 Kyushu Electric Power Co., Inc. .... 2,548,166
8,700 Kyushu Leasing Service Co. Ltd. ... 62,489
6,600 LAC Co. Ltd. ................. 39,255
9,800 Lacto Japan Co. Ltd. ............ 195,208
10,900 Lasertec Corp. ................. 1,952,184
281,300 Leopalace21 Corp. .............. 1,040,287
22,900 Life Corp. .................... 560,252
228,500 LIFULL Co. Ltd. .............. 247,101
11,200 Lintec Corp. .................. 254,197
193,100 Lixil Corp. ................... 2,242,876
11,300 Loadstar Capital KK ............ 212,188
4,700 Look Holdings, Inc. ............. 89,636
84,100 M&A Capital Partners Co. Ltd. .... 1,201,388
100,200 Mabuchi Motor Co. Ltd. ......... 1,552,781
1,600 Makino Milling Machine Co. Ltd. .. 72,414
40,900 Mandom Corp. ................ 347,556
205,117 Mani, Inc. .................... 2,900,022
25,800 MarkLines Co. Ltd. ............. 518,394
11,300 Maruwa Co. Ltd. ............... 3,062,515
22,000 Maruzen Showa Unyu Co. Ltd. .... 794,500
210,700 Marvelous, Inc. ................ 918,441
51,100 Matching Service Japan Co. Ltd. ... 364,306
549,500 MatsukiyoCocokara & Co. ....... 8,988,684
2,300 Matsuoka Corp. ............... 25,701
54,300 Max Co. Ltd. ................. 1,377,391
80,100 Maxell Ltd. ................... 926,627
44,700 MCJ Co. Ltd. ................. 408,493
40,100 Mebuki Financial Group, Inc. ..... 169,978
10,300 Media Do Co. Ltd. ............. 96,396
7,700 Medical System Network Co. Ltd. .. 28,116
21,400 Medipal Holdings Corp. ......... 389,558
59,900 Megachips Corp. ............... 1,685,381

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Shares Value
JAPAN (continued)
27,200 Megmilk Snow Brand Co. Ltd. .... $ 519,652
100,700 Meidensha Corp. ............... 2,325,837
2,400 Meiji Electric Industries Co. Ltd. ... 25,777
6,300 Meisei Industrial Co. Ltd. ........ 58,077
285,700 MEITEC Group Holdings, Inc. .... 6,503,368
17,700 Meiwa Corp. .................. 83,298
24,200 Melco Holdings, Inc. ............ 531,478
67,900 Menicon Co. Ltd. .............. 637,958
228,300 Micronics Japan Co. Ltd. ......... 9,143,887
28,100 Milbon Co. Ltd. ............... 627,446
33,000 Mimaki Engineering Co. Ltd. ..... 375,809
156,300 Mirait one Corp. ............... 2,232,783
387,300 Mirarth Holdings, Inc. .......... 1,403,851
27,600 Miroku Jyoho Service Co. Ltd. ..... 359,820
6,300 Mitani Sangyo Co. Ltd. .......... 15,140
195,300 Mito Securities Co. Ltd. .......... 670,099
62,000 Mitsuba Corp. ................. 432,909
10,300 Mitsubishi Kakoki Kaisha Ltd. ..... 271,586
32,200 Mitsubishi Logisnext Co. Ltd. ..... 287,168
86,100 Mitsubishi Logistics Corp. ........ 3,045,585
40,400 Mitsubishi Materials Corp. ....... 759,700
529,800 Mitsubishi Motors Corp. ......... 1,552,920
7,300 Mitsubishi Pencil Co. Ltd. ........ 114,174
24,800 Mitsubishi Research Institute, Inc. .. 785,528
24,200 Mitsubishi Shokuhin Co. Ltd. ..... 859,411
27,000 Mitsuboshi Belting Ltd. .......... 797,537
26,100 Mitsui Mining & Smelting Co. Ltd. . 876,185
164,850 Mitsui OSK Lines Ltd. .......... 5,295,272
20,500 Mitsui-Soko Holdings Co. Ltd. .... 659,591
148,700 Miura Co. Ltd. ................ 3,465,249
145,400 Mixi, Inc. .................... 2,900,138
100,450 Mizuno Corp. ................. 5,122,913
15,900 Mochida Pharmaceutical Co. Ltd. .. 375,728
277,800 Monex Group, Inc. ............. 1,368,555
162,700 Money Forward, Inc.(a) .......... 5,373,917
2,900 MORESCO Corp. ............. 26,037
23,500 Morinaga & Co. Ltd. ............ 453,827
483,986 Morinaga Milk Industry Co. Ltd. ... 11,669,553
17,500 Moriroku Holdings Co. Ltd. ...... 318,564
16,500 Morita Holdings Corp. .......... 213,457
27,300 Morito Co. Ltd. ............... 265,155
7,500 Mory Industries, Inc. ............ 281,366
60,580 Mugen Estate Co. Ltd. ........... 535,011
28,800 m-up Holdings, Inc. ............ 255,308
1,300 Murakami Corp. ............... 41,741
13,700 Musashino Bank Ltd. (The) ....... 298,134
8,500 Nachi-Fujikoshi Corp. ........... 190,080
97,600 Nagase & Co. Ltd. ............. 2,161,722
88,000 Nakanishi, Inc. ................ 1,529,669
2,600 Nanto Bank Ltd. (The) .......... 61,353
3,400 Nanyo Corp. .................. 24,807
68,100 NEC Corp. ................... 5,909,683
Shares Value
JAPAN (continued)
38,700 NEC Networks & System Integration
Corp. ................... $ 719,465
3,000 NEOJAPAN, Inc. .............. 35,246
251,200 NET One Systems Co. Ltd. ....... 5,075,815
24,900 Nextage Co. Ltd. ............... 337,751
24,400 NGK Insulators Ltd. ............ 333,331
14,300 NHK Spring Co. Ltd. ........... 158,364
29,500 Nichias Corp. ................. 924,552
5,000 Nichiban Co. Ltd. .............. 64,350
4,500 Nichiha Corp. ................. 112,947
700 Nichirin Co. Ltd. .............. 17,850
15,800 Nihon Chouzai Co. Ltd. ......... 166,010
20,300 Nihon Falcom Corp. ............ 152,855
3,700 Nihon Flush Co. Ltd. ........... 22,970
148,800 Nihon Kohden Corp. ........... 2,297,483
327,800 Nihon M&A Center Holdings, Inc. . 1,547,261
14,600 Nihon Trim Co. Ltd. ............ 334,775
19,100 Nikkon Holdings Co. Ltd. ........ 483,349
40,800 Nikon Corp. .................. 472,670
120 Nippon Accommodations Fund, Inc.
REIT ................... 514,269
8,100 Nippon Air Conditioning Services Co.
Ltd. ..................... 55,638
12,400 Nippon Aqua Co. Ltd. ........... 74,331
380 Nippon Building Fund, Inc. REIT .. 1,468,709
7,800 Nippon Carbide Industries Co., Inc. 96,690
9,200 Nippon Ceramic Co. Ltd. ........ 152,735
3,100 Nippon Chemical Industrial Co. Ltd. 51,734
15,100 Nippon Concrete Industries Co. Ltd. 38,807
10,600 Nippon Densetsu Kogyo Co. Ltd. .. 143,499
1,300 Nippon Dry-Chemical Co. Ltd. .... 24,906
23,500 Nippon Express Holdings, Inc. ..... 1,170,255
17,800 Nippon Gas Co. Ltd. ............ 279,170
16,000 Nippon Kayaku Co. Ltd. ......... 135,109
11,800 Nippon Light Metal Holdings Co.
Ltd. ..................... 139,736
24,800 Nippon Paper Industries Co. Ltd. ... 160,748
6,300 Nippon Rietec Co. Ltd. .......... 53,031
26,600 Nippon Seiki Co. Ltd. ........... 245,394
85,200 Nippon Sheet Glass Co. Ltd.(a) .... 241,145
85,300 Nippon Shinyaku Co. Ltd. ........ 1,963,884
22,100 Nippon Shokubai Co. Ltd. ....... 241,277
147,205 Nippon Steel Corp. ............. 3,223,073
42,400 Nippon Television Holdings, Inc. ... 686,359
62,300 Nippon Thompson Co. Ltd. ...... 252,851
22,600 Nippon Yusen KK .............. 739,077
75,100 Nipro Corp. .................. 660,236
2,600 Nishikawa Rubber Co. Ltd. ....... 33,341
51,500 Nishimatsuya Chain Co. Ltd. ...... 784,507
21,900 Nishio Holdings Co. Ltd. ........ 599,379
12,000 Nissan Tokyo Sales Holdings Co. Ltd. 40,933
9,900 Nissei ASB Machine Co. Ltd. ...... 367,438
3,300 Nisshin Oillio Group Ltd. (The) .... 114,549

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Shares Value
JAPAN (continued)
26,100 Nisshin Seifun Group, Inc. ....... $ 325,107
373,900 Nisshinbo Holdings, Inc. ......... 2,754,238
22,400 Nissin Corp. .................. 675,865
65,900 Nisso Holdings Co. Ltd. ......... 366,001
7,400 Nitta Corp. ................... 202,530
149,200 Nitto Kogyo Corp. ............. 3,421,127
45,400 Nitto Seiko Co. Ltd. ............ 182,746
61,900 Nittoc Construction Co. Ltd. ...... 474,358
4,700 Nittoku Co. Ltd. ............... 58,168
2,600 Noda Corp. ................... 17,130
536,151 NOF Corp. ................... 7,725,256
120,400 Nomura Holdings, Inc. .......... 755,569
14,600 Noritake Co. Ltd. .............. 389,840
28,000 Noritsu Koki Co. Ltd. ........... 767,264
70,400 Noritz Corp. .................. 884,435
2,900 NPR-RIKEN CORP ............ 53,410
75,000 NS Solutions Corp. ............. 1,724,742
266,122 NSD Co. Ltd. ................. 5,507,014
84,800 NSK Ltd. .................... 450,421
2,061 NSW, Inc. .................... 44,851
983,200 NTN Corp. .................. 2,011,620
1,210 NTT UD REIT Investment Corp. .. 938,567
48,500 OBIC Business Consultants Co. Ltd. 2,066,523
17,000 Oenon Holdings, Inc. ........... 48,683
27,200 Ogaki Kyoritsu Bank Ltd. (The) .... 424,509
11,500 Ohba Co. Ltd. ................. 83,906
2,700 Oiles Corp. ................... 42,607
10,000 Oita Bank Ltd. (The) ............ 228,297
55,400 Okabe Co. Ltd. ................ 293,632
4,300 Okamoto Industries, Inc. ......... 148,400
156,700 Okamura Corp. ................ 2,327,409
8,400 Okasan Securities Group, Inc. ..... 41,157
203,300 Oki Electric Industry Co. Ltd. ..... 1,389,668
8,600 Okinawa Financial Group, Inc. .... 167,057
27,900 OKUMA Corp. ................ 1,409,667
14,600 Okura Industrial Co. Ltd. ........ 282,537
3,000 Onamba Co. Ltd. .............. 24,552
24,500 Ono Pharmaceutical Co. Ltd. ...... 365,934
409,300 Onward Holdings Co. Ltd. ....... 1,530,042
60,400 Open Up Group, Inc. ........... 877,343
30,700 Optim Corp.(a) ................ 139,354
82,900 Optorun Co. Ltd. .............. 1,091,831
12,900 Oracle Corp. Japan ............. 1,053,149
36,800 Organo Corp. ................. 1,690,090
3,600 Oricon, Inc. .................. 20,475
1,900 Oriental Shiraishi Corp. .......... 4,426
415 Orix JREIT, Inc. REIT .......... 432,439
19,200 Oro Co. Ltd. .................. 327,978
181,300 Osaki Electric Co. Ltd. .......... 830,225
86,900 OSG Corp. ................... 1,206,292
118,400 Otsuka Corp. ................. 2,632,692
2,730 Oyo Corp. ................... 45,632
95,900 PAL GROUP Holdings Co. Ltd. ... 1,299,536
Shares Value
JAPAN (continued)
30,300 PALTAC Corp. ................ $ 937,084
31,400 Pan Pacific International Holdings
Corp. ................... 826,057
7,200 PAPYLESS Co. Ltd. ............ 45,227
55,700 Paramount Bed Holdings Co. Ltd. .. 942,555
10,300 Paris Miki Holdings, Inc. ......... 27,365
7,400 Pasco Corp. ................... 92,719
2,800 PCA Corp. ................... 38,316
2,000 People Dreams & Technologies Group
Co. Ltd. ................. 25,420
593,500 Persol Holdings Co. Ltd. ......... 1,024,130
24,200 Pilot Corp. ................... 731,468
23,700 Plus Alpha Consulting Co. Ltd. .... 303,122
51,600 Pola Orbis Holdings, Inc. ......... 487,910
59,800 Pole To Win Holdings, Inc. ....... 178,436
4,800 PR Times, Corp.(a) ............. 57,643
129,000 Prestige International, Inc. ........ 614,839
44,300 Pronexus, Inc. ................. 383,546
86,452 Proto Corp. ................... 853,526
17,500 QB Net Holdings Co. Ltd. ....... 171,840
4,500 Quick Co. Ltd. ................ 65,275
4,100 R&D Computer Co. Ltd. ........ 22,224
11,400 Raito Kogyo Co. Ltd. ........... 166,124
149,100 Rakus Co. Ltd. ................ 2,068,221
116,200 Rakuten Group, Inc.(a) .......... 684,456
2,500 Rasa Corp. ................... 28,721
3,400 Rasa Industries Ltd. ............. 64,888
81,900 Raysum Co. Ltd. ............... 1,861,550
78,100 Relo Group, Inc. ............... 932,685
181,100 Resorttrust, Inc. ................ 3,062,156
19,448 Rheon Automatic Machinery Co. Ltd. 202,263
95,800 Riken Technos Corp. ............ 636,940
42,000 Riken Vitamin Co. Ltd. .......... 793,992
132,800 Rinnai Corp. .................. 3,279,997
7,600 Rion Co. Ltd. ................. 122,773
9,200 Riso Kagaku Corp. ............. 208,498
2,900 Rix Corp. .................... 59,334
401,440 Rohm Co. Ltd. ................ 5,490,808
599,638 Rohto Pharmaceutical Co. Ltd. .... 14,149,864
82,800 Round One Corp. .............. 497,447
21,000 RS Technologies Co. Ltd. ......... 457,695
469,200 Ryohin Keikaku Co. Ltd. ......... 8,899,782
900 S&B Foods, Inc. ............... 27,996
38,200 Sac's Bar Holdings, Inc. .......... 202,979
100 Saison Technology Co. Ltd. ....... 1,311
30,200 Saizeriya Co. Ltd. .............. 1,167,237
2,200 Sakai Chemical Industry Co. Ltd. ... 42,163
3,000 Sakai Heavy Industries Ltd. ....... 118,154
43,400 Sakai Moving Service Co. Ltd. ..... 773,236
34,800 Sakata INX Corp. .............. 413,730
77,410 Sakata Seed Corp. .............. 1,800,833
3,600 San Holdings, Inc. .............. 31,457
5,300 San ju San Financial Group, Inc. ... 73,306

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Shares Value
JAPAN (continued)
80,100 Sangetsu Corp. ................ $ 1,604,085
19,300 Sanken Electric Co. Ltd. ......... 945,643
4,300 Sanko Metal Industrial Co. Ltd. .... 127,015
553,725 Sankyo Co. Ltd. ............... 6,169,133
49,000 Sankyo Tateyama, Inc. ........... 245,973
53,600 Sankyu, Inc. .................. 1,846,240
82,700 Sansan, Inc.(a) ................. 1,245,427
4,100 Sansei Technologies, Inc. ......... 45,077
56,500 Sansha Electric Manufacturing Co.
Ltd. ..................... 405,067
1,600 Santec Holdings Corp. ........... 87,794
497,200 Santen Pharmaceutical Co. Ltd. .... 6,000,718
314,700 Sanwa Holdings Corp. ........... 6,827,376
6,100 Sanyo Chemical Industries Ltd. .... 167,358
8,500 Sanyo Denki Co. Ltd. ........... 414,773
29,600 Sanyo Shokai Ltd. .............. 503,065
113,800 Sato Holdings Corp. ............ 1,656,806
8,700 Sato Shoji Corp. ............... 98,031
14,950 SCREEN Holdings Co. Ltd. ...... 1,286,875
31,000 Scroll Corp. ................... 212,937
514,285 SCSK Corp. .................. 10,139,453
7,200 Seed Co. Ltd. ................. 27,155
98,100 Sega Sammy Holdings, Inc. ....... 1,602,749
7,700 Seika Corp. ................... 215,624
125,200 Seikagaku Corp. ............... 751,342
3,200 Seiko Electric Co. Ltd. ........... 27,193
66,200 Seiko Group Corp. ............. 1,995,214
2,000 Seikoh Giken Co. Ltd. ........... 37,075
164,300 Seino Holdings Co. Ltd. ......... 2,580,674
32,000 Sekisui Kasei Co. Ltd. ........... 96,552
1,000 SEMITEC Corp. ............... 13,758
19,200 SERAKU Co. Ltd. .............. 177,895
38,200 Seria Co. Ltd. ................. 868,269
705,100 SG Holdings Co. Ltd. ........... 7,170,788
26,500 Shibaura Machine Co. Ltd. ....... 659,824
9,100 Shibaura Mechatronics Corp. ...... 484,143
9,500 Shibuya Corp. ................. 233,370
7,800 SHIFT, Inc.(a) ................ 596,956
26,200 Shikoku Bank Ltd. (The) ......... 207,774
91,400 Shikoku Electric Power Co., Inc. ... 797,435
3,200 Shikoku Kasei Holdings Corp. ..... 49,430
89,700 Shimamura Co. Ltd. ............ 4,397,429
3,100 Shimojima Co. Ltd. ............. 27,378
45,000 Shinagawa Refractories Co. Ltd. .... 554,821
63,000 Shindengen Electric Manufacturing
Co. Ltd. ................. 1,231,781
26,900 Shin-Etsu Polymer Co. Ltd. ....... 290,539
42,300 Shinmaywa Industries Ltd. ........ 418,750
27,500 Shinnihon Corp. ............... 308,584
22,900 Shinnihonseiyaku Co. Ltd. ........ 270,572
600 Shinsho Corp. ................. 35,286
308,600 Shiseido Co. Ltd. ............... 9,723,254
72,400 Shizuoka Financial Group, Inc. .... 733,400
Shares Value
JAPAN (continued)
26,700 Shizuoka Gas Co. Ltd. ........... $ 170,033
30,400 Shoei Co. Ltd. ................. 406,876
20,297 Shofu, Inc. ................... 642,220
3,400 Sigma Koki Co. Ltd. ............ 34,203
44,200 SIGMAXYZ Holdings, Inc. ....... 437,855
9,200 Siix Corp. .................... 77,381
22,800 Simplex Holdings, Inc. .......... 329,813
73,500 Sinfonia Technology Co. Ltd. ...... 1,587,213
75,100 Sinko Industries Ltd. ............ 2,052,899
29,700 SK-Electronics Co. Ltd. .......... 621,538
349,600 SKY Perfect JSAT Holdings, Inc. ... 2,076,993
2,900 SMK Corp. ................... 48,861
220,900 SMS Co. Ltd. ................. 3,200,584
196,000 Socionext, Inc. ................ 4,027,155
163,500 Sodick Co. Ltd. ................ 829,478
21,600 Softcreate Holdings Corp. ........ 258,961
394,500 Sohgo Security Services Co. Ltd. ... 2,551,261
1,300 Soken Chemical & Engineering Co.
Ltd. ..................... 22,997
103,713 Soliton Systems KK ............. 834,938
3,400 SPK Corp. ................... 52,110
5,600 Sprix, Inc. .................... 30,130
31,700 Square Enix Holdings Co. Ltd. ..... 1,077,510
4,400 SRA Holdings ................. 128,354
10,300 St. Marc Holdings Co. Ltd. ....... 147,825
167,300 Star Micronics Co. Ltd. .......... 2,372,052
6,100 Startia Holdings, Inc. ............ 87,669
124,600 Starts Corp., Inc. ............... 2,898,642
6,300 Step Co. Ltd. .................. 86,506
15,200 Strike Co. Ltd. ................ 411,949
32,200 Subaru Corp. ................. 641,936
65,400 Sugi Holdings Co. Ltd. .......... 1,122,633
4,200 Sugimoto & Co. Ltd. ............ 82,595
39,200 Sumitomo Bakelite Co. Ltd. ....... 1,117,869
40,500 Sumitomo Electric Industries Ltd. .. 624,512
126,700 Sumitomo Forestry Co. Ltd. ...... 5,434,048
78,400 Sumitomo Heavy Industries Ltd. ... 2,141,013
47,700 Sumitomo Mitsui Construction Co.
Ltd. ..................... 126,729
38,000 Sumitomo Mitsui Trust Holdings, Inc. 974,320
314,000 Sumitomo Pharma Co. Ltd.(a) ..... 876,152
98,400 Sumitomo Riko Co. Ltd. ......... 1,004,330
129,100 Sumitomo Rubber Industries Ltd. .. 1,367,656
10,500 Sumitomo Seika Chemicals Co. Ltd. 374,287
38,000 Sumitomo Warehouse Co. Ltd. (The) 718,628
296,000 Sun Frontier Fudousan Co. Ltd. .... 4,066,406
19,700 Sun*, Inc.(a) .................. 120,589
234,500 Suntory Beverage & Food Ltd. ..... 8,487,427
42,000 Sun-Wa Technos Corp. .......... 610,353
172,100 Suzuken Co. Ltd. .............. 6,318,547
2,700 Suzuki Co. Ltd. ................ 26,098
1,200 Suzumo Machinery Co. Ltd. ...... 12,504
10,300 Synchro Food Co. Ltd. .......... 34,240

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Shares Value
JAPAN (continued)
5,000 System Research Co. Ltd. ......... $ 51,200
2,500 System Support, Inc. ............ 33,110
621,400 Systena Corp. ................. 1,410,340
4,700 Syuppin Co. Ltd. ............... 45,743
5,000 T. RAD Co. Ltd. ............... 124,495
53,300 Tadano Ltd. .................. 401,871
1,800 Taihei Dengyo Kaisha Ltd. ........ 63,563
4,500 Taiho Kogyo Co. Ltd. ........... 22,439
23,700 Taikisha Ltd. .................. 827,416
18,600 Takaoka Toko Co. Ltd. .......... 250,930
36,900 Takara & Co. Ltd. .............. 745,119
76,600 Takara Holdings, Inc. ........... 585,474
101,300 Takara Standard Co. Ltd. ......... 1,177,962
14,600 Takasago International Corp. ...... 380,581
6,000 Takashima & Co. Ltd. ........... 39,852
53,400 Takeuchi Manufacturing Co. Ltd. .. 1,739,541
262,800 Tamron Co. Ltd. ............... 7,508,321
57,500 Tanseisha Co. Ltd. .............. 355,429
24,600 TDK Corp. ................... 1,729,989
153,300 TechMatrix Corp. .............. 2,143,877
1,100 Techno Medica Co. Ltd. ......... 13,173
80,800 TechnoPro Holdings, Inc. ........ 1,554,997
5,500 Tecnos Japan, Inc. .............. 30,657
10,400 Teikoku Electric Manufacturing Co.
Ltd. ..................... 187,444
16,900 Temairazu, Inc. ................ 399,359
1,700 Tenma Corp. .................. 31,786
5,000 Terasaki Electric Co. Ltd. ......... 84,009
19,187 T-Gaia Corp. .................. 500,152
85,580 TIS, Inc. ..................... 1,845,221
13,800 TKC Corp. ................... 329,328
11,500 Toa Corp. .................... 84,213
45,300 Toagosei Co. Ltd. .............. 489,423
5,200 Tobishima Corp. ............... 53,109
65,500 TOC Co. Ltd. ................. 312,186
41,100 Tocalo Co. Ltd. ................ 543,775
145,065 Tochigi Bank Ltd. (The) .......... 347,641
4,700 Toell Co. Ltd. ................. 25,037
1,000 Toho Co. Ltd. ................. 21,361
60,200 Toho Gas Co. Ltd. .............. 1,867,825
183,100 Toho Holdings Co. Ltd. .......... 5,360,813
119,400 Tohoku Electric Power Co., Inc. .... 1,015,823
79,200 Tokai Carbon Co. Ltd. .......... 512,034
24,000 Tokai Corp. ................... 358,867
25,900 Tokai Tokyo Financial Holdings, Inc. 102,525
5,300 Tokuyama Corp. ............... 105,006
11,500 Tokyo Base Co. Ltd. ............ 21,341
4,600 Tokyo Energy & Systems, Inc. ..... 40,226
6,100 Tokyo Kiraboshi Financial Group, Inc. 186,699
37,800 Tokyo Ohka Kogyo Co. Ltd. ...... 985,341
4,300 Tokyo Rope Manufacturing Co. Ltd. 36,569
51,700 Tokyo Seimitsu Co. Ltd. ......... 3,604,729
43,600 Tokyo Steel Manufacturing Co. Ltd. . 557,351
Shares Value
JAPAN (continued)
42,410 Tokyo Tatemono Co. Ltd. ........ $ 747,954
4,400 Tokyo Tekko Co. Ltd. ........... 149,501
19,600 Tokyotokeiba Co. Ltd. ........... 551,477
326,645 Tokyu Fudosan Holdings Corp. .... 2,387,612
1,035 Tokyu REIT, Inc. .............. 1,048,093
87,200 Toli Corp. .................... 249,135
2,800 Tomato Bank Ltd. .............. 24,579
123,785 TOMONY Holdings, Inc. ........ 358,617
298,590 Tomy Co. Ltd. ................ 6,846,612
800 Tonami Holdings Co. Ltd. ........ 33,857
30,200 Topre Corp. .................. 421,738
18,200 Topy Industries Ltd. ............ 285,018
3,000 Torishima Pump Manufacturing Co.
Ltd. ..................... 62,782
166,100 Tosei Corp. ................... 2,790,786
93,955 Toshiba TEC Corp. ............. 2,126,147
19,300 Tosho Co. Ltd. ................ 94,307
91,300 TOTO Ltd. ................... 2,516,456
1,700 Toumei Co. Ltd. ............... 31,241
36,400 Towa Bank Ltd. (The) ........... 168,873
140,300 Towa Pharmaceutical Co. Ltd. ..... 2,870,528
6,600 Toyo Denki Seizo KK ........... 53,926
109,500 Toyo Engineering Corp. .......... 596,455
2,800 Toyo Kanetsu KK .............. 70,185
18,700 Toyo Machinery & Metal Co. Ltd. .. 88,504
64,800 Toyo Seikan Group Holdings Ltd. .. 1,117,741
72,688 Toyo Suisan Kaisha Ltd. .......... 4,971,053
57,800 Toyo Tire Corp. ................ 961,694
29,500 Toyoda Gosei Co. Ltd. ........... 548,823
2,200 Toyokumo, Inc. ................ 25,818
94,900 Toyota Boshoku Corp. ........... 1,298,972
34,200 Traders Holdings Co. Ltd. ........ 179,213
7,500 Trancom Co. Ltd. .............. 334,435
143,900 Transcosmos, Inc. .............. 3,333,220
54,305 Trend Micro, Inc. .............. 2,627,796
2,900 Trinity Industrial Corp. .......... 22,320
101,600 Trusco Nakayama Corp. ......... 1,658,236
118,700 Tsubakimoto Chain Co. ......... 5,166,209
12,900 Tsubakimoto Kogyo Co. Ltd. ...... 176,616
101,700 Tsugami Corp. ................ 1,132,376
36,300 Tsukada Global Holdings, Inc. ..... 119,946
15,700 TV Asahi Holdings Corp. ........ 220,401
3,700 TYK Corp. ................... 10,695
35,000 UACJ Corp. .................. 1,002,303
31,600 Ubicom Holdings, Inc. .......... 282,450
9,800 Uchida Yoko Co. Ltd. ........... 512,880
500 ULS Group, Inc. ............... 16,488
44,300 Ulvac, Inc. ................... 2,753,428
1,000 Union Tool Co. ................ 38,984
55,700 Unipres Corp. ................. 474,810
117,200 United Arrows Ltd. ............. 1,659,365
96,800 UNITED, Inc. ................ 529,862
5,400 Univance Corp. ................ 18,456

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Shares Value
JAPAN (continued)
147,200 Ushio, Inc. ................... $ 2,121,948
407,780 USS Co. Ltd. ................. 3,691,130
39,400 UT Group Co. Ltd. ............. 858,723
7,500 V Technology Co. Ltd. .......... 146,991
20,300 Valor Holdings Co. Ltd. ......... 345,549
100,900 ValueCommerce Co. Ltd. ........ 792,086
72,800 Vector, Inc. ................... 480,133
8,100 Vertex Corp. .................. 110,736
20,700 Visional, Inc.(a) ................ 1,088,855
56,200 Vital KSK Holdings, Inc. ......... 495,579
298,900 Wacom Co. Ltd. ............... 1,452,550
3,100 Wadakohsan Corp. ............. 30,999
2,200 Waseda Academy Co. Ltd. ........ 24,026
9,200 WATAMI Co. Ltd. ............. 58,220
27,800 WDB Holdings Co. Ltd. ......... 342,014
28,700 Will Group, Inc. ............... 199,629
24,700 WingArc1st, Inc. ............... 464,635
37,200 Workman Co. Ltd. ............. 1,047,922
33,800 Wowow, Inc. .................. 261,953
103,400 Xebio Holdings Co. Ltd. ......... 835,179
135,700 YAMABIKO Corp. ............. 1,946,659
1,500 YAMADA Consulting Group Co. Ltd. 22,049
4,500 Yamagata Bank Ltd. (The) ........ 35,086
23,100 Yamaguchi Financial Group, Inc. ... 291,130
14,200 Yamaha Corp. ................. 340,770
84,500 Yamaichi Electronics Co. Ltd. ..... 1,819,115
33,400 Yamanashi Chuo Bank Ltd. (The) ... 454,385
43,900 Yamashin-Filter Corp. ........... 129,527
25,600 Yamazaki Baking Co. Ltd. ........ 635,536
132,200 Yamazen Corp. ................ 1,375,787
147,410 Yokohama Rubber Co. Ltd. (The) ... 3,401,731
7,900 Yokowo Co. Ltd. ............... 103,572
2,800 Yonex Co. Ltd. ................ 41,195
9,800 Yorozu Corp. .................. 75,885
26,900 Yossix Holdings Co. Ltd. ......... 551,270
6,200 Yuasa Trading Co. Ltd. .......... 233,010
4,600 Yurtec Corp. .................. 46,551
20,100 Yushin Precision Equipment Co. Ltd. 95,532
3,700 Yutaka Giken Co. Ltd. ........... 52,855
117,800 Zenkoku Hosho Co. Ltd. ......... 4,898,209
116,300 Zenrin Co. Ltd. ................ 752,276
127,400 Zeon Corp. ................... 1,136,612
45,800 ZERIA Pharmaceutical Co. Ltd. .... 670,468
233,800 ZIGExN Co. Ltd. .............. 911,446
60,600 ZOZO, Inc. .................. 1,774,251
13,100 Zuken, Inc. ................... 323,554
891,453,756
JERSEY CHANNEL ISLANDS — 0.0%
449,900 Centamin Plc ................. 732,793
LUXEMBOURG — 0.0%
21,900 Befesa SA(c)(d) ................ 679,753
Shares Value
MALAYSIA — 0.0%
21,673,800 Top Glove Corp. Behrad(a) ....... $ 4,858,856
MEXICO — 0.1%
603,365 Qualitas Controladora SAB de CV .. 5,569,573
NETHERLANDS — 0.9%
59,085 Arcadis NV ................... 4,217,156
36,759 ASM International NV .......... 25,206,146
54,715 ASR Nederland NV ............. 2,745,814
20,980 BE Semiconductor Industries NV .. 2,705,373
21,765 Eurocommercial Properties NV REIT 541,769
6,850 Euronext NV(c)(d) ............. 693,154
21,596 ForFarmers NV ................ 68,247
265,713 Fugro NV .................... 7,079,922
50,692 IMCD NV ................... 7,296,569
468,422 Koninklijke BAM Groep NV ...... 1,943,645
187,057 Koninklijke Heijmans NV ........ 5,405,213
33,200 Koninklijke Vopak NV .......... 1,479,626
266 Nedap NV ................... 16,812
15,200 NN Group NV ................ 762,302
2,113 NSI NV REIT ................ 44,821
457 PPHE Hotel Group Ltd. ......... 8,313
31,000 QIAGEN NV ................. 1,384,934
81,830 Randstad NV ................. 3,981,681
47,200 Signify NV(c)(d) ............... 1,169,782
17,809 TKH Group NV ............... 778,661
425,770 TomTom NV(a) ............... 2,331,595
100,308 Van Lanschot Kempen NV ....... 4,336,906
24,205 Vastned Retail NV REIT ......... 612,983
214,984 Wereldhave NV REIT ........... 3,224,757
78,036,181
NEW ZEALAND — 0.1%
1,080,135 a2 Milk Co. Ltd. (The)(a) ........ 5,057,497
1,170,333 Air New Zealand Ltd. ........... 403,984
40,405 Contact Energy Ltd. ............ 204,400
13,488 Gentrack Group Ltd.(a) .......... 84,287
112,609 SKY Network Television Ltd. ...... 170,229
1,336,155 Spark New Zealand Ltd. ......... 3,435,318
7,554 Vista Group International Ltd.(a) ... 10,835
37,433 Vital Healthcare Property Trust REIT 42,329
9,408,879
NORWAY — 0.6%
25,451 2020 Bulkers Ltd. .............. 347,803
254,929 ABG Sundal Collier Holding ASA .. 153,743
153,655 Aker BP ASA .................. 3,730,611
84,333 Atea ASA .................... 1,122,317
51,474 Awilco LNG AS ............... 38,639
397,652 Belships ASA .................. 838,267
1,766 Bonheur ASA ................. 46,049
30,307 Bouvet ASA .................. 176,110
2,650,505 DNO ASA ................... 2,703,804
165,934 DOF Group ASA(a) ............ 1,717,041
84,296 Elopak ASA ................... 301,317

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Shares Value
NORWAY (continued)
36,575 FLEX LNG Ltd. ............... $ 986,230
197,710 Gjensidige Forsikring ASA ........ 3,345,120
660,985 Hoegh Autoliners ASA ........... 7,215,306
73,900 Kongsberg Gruppen ASA ......... 7,423,460
106,803 LINK Mobility Group Holding
ASA(a) .................. 204,099
307,800 MPC Container Ships ASA ....... 645,752
14,100 NORBIT ASA ................ 104,161
404,645 Norconsult Norge AS ........... 1,220,173
41,282 Norwegian Air Shuttle ASA(a) ..... 43,096
19,345 Odfjell Drilling Ltd. ............ 101,241
10,187 Odfjell SE - Class A ............. 155,177
214,555 Orkla ASA ................... 1,811,130
191,948 Petronor E&P ASA(a) ........... 179,447
99,009 Pexip Holding ASA ............. 275,413
62,157 Protector Forsikring ASA ......... 1,284,659
37,495 Salmar ASA ................... 2,158,164
30,548 SATS ASA(a) .................. 48,045
40,100 Schibsted ASA - Class A .......... 1,152,582
42,300 Schibsted ASA - Class B .......... 1,149,907
2,897 SpareBank 1 Nord Norge ......... 28,650
91 Sparebank 1 Oestlandet .......... 1,255
19,888 SpareBank 1 SMN .............. 296,864
4,705 Sparebanken More .............. 36,547
14,749 Sparebanken Vest ............... 189,253
43,200 TGS ASA .................... 529,379
67,324 Veidekke ASA ................. 752,803
688,615 Wallenius Wilhelmsen ASA ....... 6,399,791
2,513 Wilh Wilhelmsen Holding ASA - Class
A ...................... 89,021
49,002,426
PERU — 0.1%
459,092 Cia de Minas Buenaventura SAA -
ADR .................... 7,115,926
POLAND — 0.3%
1,064,885 Allegro.eu SA(a)(c)(d) ........... 9,779,200
250,143 KGHM Polska Miedz SA ......... 8,589,061
3,276,809 Orange Polska SA .............. 6,565,688
24,933,949
PORTUGAL — 0.2%
111,961 Altri SGPS SA ................. 608,878
24,755,467 Banco Comercial Portugues SA - Class
R ...................... 10,443,367
3,621 Ibersol SGPS SA ............... 27,353
212,280 Jeronimo Martins SGPS SA ....... 3,710,302
582,611 Mota-Engil SGPS SA ............ 2,286,305
689,764 Navigator Co. SA (The) .......... 2,799,364
258,125 NOS SGPS SA ................ 993,110
1,245,467 Sonae SGPS SA ................ 1,269,728
22,138,407
Shares Value
RUSSIA — 0.0%
3,531,360 Alrosa PJSC(b)(e) .............. $ 0
1,189,126,065 Federal Grid Co. - Rosseti PJSC(a)(b)
(e) ...................... 0
4,480,742 Gazprom PJSC(a)(b)(e) .......... 0
1,073,095 Gazprom PJSC - ADR(a)(b)(e) .... 0
112,793 Magnit PJSC(b)(e) ............. 0
532,967 Mobile TeleSystems PJSC(b)(e) .... 0
217,810,135 ROSSETI PJSC(a)(b)(e) ......... 0
1,641,600 Rostelecom PJSC(b)(e) .......... 0
461,432,194 RusHydro PJSC(b)(e) ........... 0
13,369,855 Surgutneftegas PJSC(b)(e) ........ 0
243,969 VK IPJSC(a)(b)(e) .............. 0
0
SINGAPORE — 0.6%
1,731,100 AIMS APAC REIT ............. 1,696,522
263,418 Aztech Global Ltd.(c) ........... 210,861
1,038,000 CapitaLand Integrated Commercial
Trust REIT ............... 1,615,202
2,303,040 ComfortDelGro Corp. Ltd. ....... 2,412,101
62,000 Cromwell European Real Estate
Investment Trust REIT(c) .... 93,939
1,193,400 CSE Global Ltd. ............... 424,078
2,165,600 Dyna-Mac Holdings Ltd. ......... 923,462
915,400 Frasers Hospitality Trust Units ..... 287,625
2,118,500 Frasers Logistics & Commercial Trust
REIT(c) ................. 1,569,024
4,190,400 Genting Singapore Ltd. .......... 2,664,652
2,860,000 Golden Agri-Resources Ltd. ....... 588,389
1,295,755 Hafnia Ltd. ................... 10,260,960
186,000 Hour Glass Ltd. (The) ........... 219,855
529,000 iFAST Corp. Ltd. .............. 2,968,130
793,729 IGG, Inc.(a) .................. 287,508
231,000 InnoTek Ltd. .................. 93,319
175,600 Japfa Ltd.(a) .................. 43,352
6,145,100 Keppel Pacific Oak US REIT(c) .... 1,229,020
2,412,000 Keppel REIT .................. 1,578,888
101,700 Kimly Ltd. ................... 23,586
194,900 LHN Ltd. .................... 49,574
8,167,800 Manulife US Real Estate Investment
Trust REIT(c) ............. 661,592
44,300 OUE Ltd. .................... 34,467
893,200 OUE Real Estate Investment Trust
REIT ................... 180,417
109,200 Propnex Ltd.(c) ................ 67,397
81,500 PSC Corp. Ltd. ................ 20,425
4,564,895 Raffles Medical Group Ltd. ....... 3,210,145
304,400 RHT Health Trust REIT(a)(e) ..... 4,327
4,526,600 Riverstone Holdings Ltd. ......... 3,234,011
309,476 Samudera Shipping Line Ltd. ...... 191,006
742,000 Sasseur Real Estate Investment Trust
REIT(c) ................. 371,916
156,200 Sembcorp Industries Ltd. ......... 557,398

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Shares Value
SINGAPORE (continued)
2,156,910 Sheng Siong Group Ltd. ......... $ 2,484,957
243,500 Singapore Exchange Ltd. ......... 1,794,326
3,494,100 Starhill Global REIT ............ 1,293,918
753,800 StarHub Ltd. .................. 716,186
613,900 UOL Group Ltd. ............... 2,470,848
8,347,600 Yangzijiang Financial Holding Ltd. .. 2,123,277
1,057,100 Yanlord Land Group Ltd.(a) ....... 355,873
49,012,533
SOUTH AFRICA — 0.6%
400,129 African Rainbow Minerals Ltd. .... 4,745,524
161,985 Anglo American Platinum Ltd. ..... 6,283,728
560,948 Aspen Pharmacare Holdings Ltd. ... 7,757,330
833,646 Harmony Gold Mining Co. Ltd. -
ADR .................... 8,103,039
1,064,880 Impala Platinum Holdings Ltd. .... 5,449,379
102,070 Investec Plc ................... 807,635
666,221 Remgro Ltd. .................. 5,120,894
2,339,970 Sappi Ltd. .................... 6,835,218
3,710,251 Sibanye Stillwater Ltd. ........... 4,249,600
575,292 SPAR Group Ltd. (The)(a) ........ 3,963,316
53,315,663
SOUTH KOREA — 1.5%
42,263 Green Cross Corp. .............. 4,104,277
372,683 GS Engineering & Construction Corp.
(a) ...................... 5,373,349
143,546 Hankook Tire & Technology Co. Ltd. 4,655,405
3,792 Hanmi Pharm Co. Ltd. .......... 795,996
97,412 HD Korea Shipbuilding & Offshore
Engineering Co. Ltd.(a) ...... 14,646,293
103,568 Hyundai Department Store Co. Ltd. 3,535,643
158,884 Hyundai Engineering & Construction
Co. Ltd. ................. 3,860,301
13,610 Hyundai Glovis Co. Ltd. ......... 1,201,101
115,060 KB Financial Group, Inc. ......... 7,346,122
108,213 Kia Corp. .................... 8,811,097
71,727 LG Electronics, Inc. ............. 5,418,274
65,038 Lotte Chemical Corp. ........... 4,790,160
20,191 OCI Co. Ltd. ................. 1,223,119
45,027 OCI Holdings Co. Ltd. .......... 2,403,838
458,328 Samsung E&A Co. Ltd.(a) ........ 9,504,459
1,541,033 Samsung Heavy Industries Co. Ltd.(a) 13,107,315
94,093 Samsung Life Insurance Co. Ltd. ... 6,595,224
50,299 Samsung SDS Co. Ltd. .......... 5,392,506
181,359 Shinhan Financial Group Co. Ltd. .. 7,877,442
834,883 SK Networks Co. Ltd. ........... 2,816,802
189,403 SK Square Co. Ltd.(a) ........... 11,858,753
65,479 S-Oil Corp. ................... 3,229,362
128,546,838
SPAIN — 0.6%
98,065 ACS Actividades de Construccion y
Servicios SA ............... 4,378,959
Shares Value
SPAIN (continued)
286,128 Atresmedia Corp. de Medios de
Comunicacion SA .......... $ 1,444,573
312,011 Audax Renovables SA(a) ......... 617,268
846,155 Bankinter SA .................. 7,223,446
188,891 Cia de Distribucion Integral Logista
Holdings SA .............. 5,584,953
79,480 CIE Automotive SA ............. 2,322,465
11,935 Construcciones y Auxiliar de
Ferrocarriles SA ............ 451,437
27,033 Elecnor SA ................... 586,592
457,390 Faes Farma SA ................. 1,754,812
240,278 Fluidra SA .................... 5,351,641
13,538 Grupo Catalana Occidente SA ..... 586,060
243,806 Indra Sistemas SA .............. 4,891,947
30,090 Laboratorios Farmaceuticos Rovi SA . 2,898,276
5,424 Lar Espana Real Estate Socimi SA
REIT ................... 47,783
1,076,360 Mapfre SA .................... 2,607,025
256,951 Melia Hotels International SA ..... 1,967,453
600,511 Merlin Properties Socimi SA REIT .. 6,856,477
9,885 Pharma Mar SA ................ 415,726
24,362 Tecnicas Reunidas SA(a) ......... 303,734
5,850 Vidrala SA .................... 607,791
50,898,418
SWEDEN — 1.7%
580,188 AAK AB ..................... 16,686,391
5,158 AddLife AB - Class B ............ 75,714
8,893 Addnode Group AB ............. 88,272
47,209 AddTech AB - Class B ........... 1,520,852
34,082 AFRY AB .................... 616,768
16,940 Alfa Laval AB ................. 748,200
594,548 Alleima AB ................... 4,313,710
34,043 Alligo AB - Class B ............. 447,583
57,382 AQ Group AB ................. 764,293
5,717 Arise AB ..................... 27,973
476,035 Arjo AB - Class B .............. 1,843,829
339,580 Avanza Bank Holding AB ........ 7,600,691
113,650 Axfood AB ................... 2,818,646
33,389 Bahnhof AB - Class B ........... 161,813
7,863 Beijer Alma AB ................ 160,796
344,523 Beijer Ref AB ................. 5,469,028
511,219 Betsson AB - Class B ............ 6,083,531
23,941 Billerud Aktiebolag ............. 240,993
94,258 BioGaia AB - Class B ............ 1,122,203
2,252 Bjorn Borg AB ................ 12,407
740,782 Bredband2 i Skandinavien AB ..... 143,879
34,593 Bufab AB .................... 1,441,967
13,304 Bulten AB .................... 96,526
4,722 Bure Equity AB ................ 176,901
41,248 Camurus AB(a) ................ 2,609,487
4,990 Catena AB ................... 253,945
7,615 Cellavision AB ................. 182,034

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Shares Value
SWEDEN (continued)
47,848 Clas Ohlson AB - Class B ........ $ 758,655
515,226 Cloetta AB - Class B ............ 1,105,581
61,256 Corem Property Group AB - Class B 54,597
2,497 CTT Systems AB .............. 63,887
7,290 Doro AB ..................... 15,657
67,619 Dynavox Group AB(a) ........... 368,744
180 Elanders AB - Class B ........... 1,691
131,688 Electrolux Professional AB - Class B . 828,799
108,500 Elekta AB - Class B ............. 681,848
6,695 Ependion AB ................. 76,270
113,384 Fagerhult Group AB ............ 693,483
10,961 Fasadgruppen Group AB ......... 66,631
135,700 Fastighets AB Balder - Class B(a) ... 998,756
4,572 Fastighetsbolaget Emilshus AB - Class
B(a) ..................... 17,589
1,287,349 Fortnox AB ................... 7,938,644
170,416 Granges AB ................... 2,079,835
51,546 Heba Fastighets AB - Class B ...... 157,393
125,409 Hemnet Group AB ............. 4,634,976
53,142 Hexatronic Group AB(a) ......... 313,417
426,058 Hexpol AB ................... 4,762,180
12,658 Humana AB(a) ................ 37,409
16,700 Instalco AB(c) ................. 79,452
147,370 Inwido AB ................... 2,434,332
40,400 JM AB ...................... 785,426
1,469 Karnov Group AB(a) ............ 10,494
13,228 Klarabo Sverige AB - Class B(a) .... 23,963
77 Kopparbergs Bryggeri AB - Class B .. 996
113,359 Lagercrantz Group AB - Class B .... 1,911,687
278 Lime Technologies AB ........... 9,371
111,051 Lindab International AB ......... 2,747,966
221,244 Loomis AB ................... 7,044,803
7,667 Medcap AB(a) ................. 430,272
11,500 MEKO AB ................... 120,700
1,279 Momentum Group AB .......... 21,593
123,938 Mycronic AB .................. 4,339,890
20,802 NCC AB - Class B ............. 321,086
79 Nederman Holding AB .......... 1,604
324,436 Neobo Fastigheter AB(a) ......... 699,816
245,670 Net Insight AB - Class B(a) ....... 153,469
107,997 Nolato AB - Class B ............. 579,355
67,006 Nordic Paper Holding AB ........ 364,775
65,508 Nordnet AB .................. 1,337,173
656 NP3 Fastigheter AB ............. 15,681
93,919 Nyfosa AB .................... 960,308
15,684 OEM International AB - Class B ... 181,017
86,997 Pandox AB ................... 1,616,592
68,330 Paradox Interactive AB ........... 979,406
163,816 Peab AB - Class B .............. 1,220,681
63,057 Platzer Fastigheter Holding AB - Class
B ....................... 577,035
2,355 Prevas AB - Class B ............. 31,886
19,329 Proact IT Group AB ............ 288,783
Shares Value
SWEDEN (continued)
254 QleanAir AB .................. $ 787
464,549 Ratos AB - Class B .............. 1,493,088
113,147 Rusta AB(a) ................... 784,481
63,245 Rvrc Holding AB ............... 261,267
6,609 Scandi Standard AB ............. 50,605
7,522 Sdiptech AB - Class B(a) ......... 230,383
162,217 Sectra AB - Class B ............. 3,686,888
47,353 SkiStar AB ................... 697,746
10,855 Solid Forsakring AB ............. 88,995
365,275 SSAB AB - Class A ............. 1,882,790
445,510 SSAB AB - Class B ............. 2,254,757
574,050 Stillfront Group AB(a) ........... 478,679
913,283 Storskogen Group AB - Class B .... 741,426
33,196 Storytel AB(a) ................. 189,086
4,923 Svedbergs Group AB ............ 20,686
41,093 Sweco AB - Class B ............. 663,446
6,123 SwedenCare AB ................ 26,438
736,073 Swedish Orphan Biovitrum AB(a) .. 19,231,430
62,445 Synsam AB ................... 292,715
54,918 Systemair AB .................. 414,864
21,230 Thule Group AB(c)(d) ........... 587,189
169,000 Trelleborg AB - Class B .......... 6,277,612
9,576 VBG Group AB - Class B ........ 381,370
119,038 Wihlborgs Fastigheter AB ........ 1,206,031
3,287 Xvivo Perfusion AB(a) ........... 155,615
8,121 Zinzino AB - Class B ............ 58,163
152,810,623
SWITZERLAND — 1.9%
220,332 Accelleron Industries AG ......... 10,919,330
221,191 Alcon, Inc. ................... 21,011,570
3,778 ALSO Holding AG ............. 1,147,066
928 APG SGA SA ................. 209,335
556,564 Aryzta AG(a) .................. 1,068,425
105,280 Ascom Holding AG ............. 760,439
1,074 Autoneum Holding AG .......... 168,854
48,125 Baloise Holding AG ............. 8,635,360
20,270 Banque Cantonale Vaudoise ....... 2,156,899
1,470 Barry Callebaut AG ............. 2,369,752
23,284 Basilea Pharmaceutica AG(a) ...... 1,054,445
10,118 Belimo Holding AG ............ 6,138,234
14,325 BKW AG .................... 2,591,638
15,749 Bucher Industries AG ........... 6,387,518
14,596 Burckhardt Compression Holding AG 10,193,504
1,980 Burkhalter Holding AG .......... 199,861
983 Cie Financiere Tradition SA ....... 160,707
1,562 Coltene Holding AG ............ 85,418
9,164 Comet Holding AG ............. 3,680,216
11,280 DKSH Holding AG ............ 884,151
16,089 dormakaba Holding AG ......... 9,751,464
5,105 EMS-Chemie Holding AG ....... 4,266,041
984,816 Ferrexpo Plc(a) ................ 733,031
1,380 Forbo Holding AG ............. 1,485,731

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Shares Value
SWITZERLAND (continued)
47,465 Galenica AG(c)(d) .............. $ 4,134,092
1,175 Geberit AG ................... 750,179
135,597 Georg Fischer AG .............. 9,995,017
73,251 Huber + Suhner AG ............ 6,425,892
7,810 Implenia AG .................. 283,838
52 Ina Invest Holding AG(a) ........ 1,001
5,159 Inficon Holding AG ............ 7,699,561
710,985 International Workplace Group Plc . 1,579,404
821 Investis Holding SA(c) ........... 101,953
17,485 Julius Baer Group Ltd. ........... 957,168
1,904 Jungfraubahn Holding AG ........ 436,006
4,969 Kardex Holding AG ............ 1,514,335
8,388 Kudelski SA(a) ................ 15,577
15,584 Landis+Gyr Group AG .......... 1,411,482
21,550 Logitech International SA ........ 1,943,981
2,615 Meier Tobler Group AG .......... 83,865
40 Metall Zug AG - Class B ......... 58,103
81,678 On Holding AG - Class A(a) ...... 3,383,103
19 Orell Fuessli AG ............... 1,675
99 Phoenix Mecano AG ............ 53,462
79,055 PSP Swiss Property AG .......... 10,573,691
12,558 R&S Group Holding AG ......... 203,160
4,127 Rieter Holding AG ............. 488,987
25,550 SFS Group AG ................ 3,731,712
2,602 Siegfried Holding AG ........... 3,035,543
4,400 Sonova Holding AG ............ 1,349,952
28,785 Stadler Rail AG ................ 883,800
1,000 Swiss Life Holding AG ........... 767,645
23,980 Swiss Prime Site AG ............ 2,405,513
437 TX Group AG ................. 80,455
12,617 u-blox Holding AG ............. 1,157,127
7,362 VZ Holding AG ............... 994,740
2,196 Ypsomed Holding AG ........... 1,009,497
20,405 Zehnder Group AG ............. 1,283,231
14 Zug Estates Holding AG - Class B .. 27,115
164,880,851
TAIWAN — 0.9%
6,994,000 Acer, Inc. .................... 9,330,298
2,096,000 ASE Technology Holding Co. Ltd. .. 9,564,953
3,468,018 Cheng Shin Rubber Industry Co. Ltd. 5,090,717
10,290,432 China Petrochemical Development
Corp.(a) ................. 3,287,178
2,672,000 Ennostar, Inc. ................. 3,332,887
2,153,000 Foxconn Technology Co. Ltd. ..... 4,277,180
708,000 Hiwin Technologies Corp. ........ 4,318,649
1,875,000 Hon Hai Precision Industry Co. Ltd. 11,294,494
2,606,000 HTC Corp.(a) ................. 3,492,373
3,024,431 International CSRC Investment
Holdings Co.(a) ............ 1,573,403
1,991,000 Pegatron Corp. ................ 6,087,481
425,000 Phison Electronics Corp. ......... 6,632,948
Shares Value
TAIWAN (continued)
7,659,000 Qisda Corp. .................. $ 8,132,008
76,414,569
THAILAND — 0.2%
61,682 Fabrinet(a) ................... 13,604,582
457,032 Siam Cement Public Co. Ltd. (The) -
FOR .................... 2,833,611
16,438,193
TURKEY — 0.4%
1,338,864 Anadolu Efes Biracilik Ve Malt Sanayii
AS ...................... 10,794,112
2,130,822 Tekfen Holding AS(a) ........... 3,715,680
5,546,808 Turk Telekomunikasyon AS(a) ..... 8,558,610
3,437,944 Turkcell Iletisim Hizmetleri AS .... 10,962,305
34,030,707
UNITED KINGDOM — 5.6%
111,215 3i Group Plc .................. 4,472,178
36,706 4imprint Group Plc ............. 2,883,150
525,705 abrdn Plc .................... 1,149,232
13,299 accesso Technology Group Plc(a) ... 117,624
100,883 AG Barr Plc ................... 835,205
585,621 AJ Bell Plc .................... 3,455,559
133,955 Allfunds Group Plc ............. 806,049
18,511 Alpha Group International Plc(c) ... 616,338
3,789,400 Alphawave IP Group Plc(a) ....... 7,570,254
187,516 AO World Plc(a) ............... 282,524
235,500 Ashmore Group Plc ............. 521,330
10,578 Ashtead Technology Holdings Plc ... 118,171
4,480,720 Assura Plc REIT ............... 2,344,397
5,712 Avon Technologies Plc ........... 96,194
82,610 B&M European Value Retail SA ... 497,119
3,103,620 Balfour Beatty Plc .............. 16,805,285
90,610 Bank of Georgia Group Plc ....... 5,311,656
103,525 Barratt Developments Plc ........ 700,834
14,037 Big Yellow Group Plc REIT ....... 218,348
27,727 Bloomsbury Publishing Plc ....... 265,195
1,154,293 Breedon Group Plc ............. 6,403,034
2,309 Brooks Macdonald Group Plc ..... 57,883
27,400 Burberry Group Plc ............. 272,987
272,630 Bytes Technology Group Plc ...... 1,780,436
35,240 Card Factory Plc ............... 54,182
17,587 Central Asia Metals Plc .......... 44,721
403,015 Centrica Plc .................. 686,736
10,247 Cerillion Plc .................. 234,480
2,348,803 Chemring Group Plc ............ 12,500,745
21,633 Chesnara Plc .................. 72,446
45,203 Clarkson Plc .................. 2,635,321
251,030 Close Brothers Group Plc ......... 1,649,056
535,842 CLS Holdings Plc REIT ......... 632,366
5,665 Cohort Plc ................... 61,174
54,027 Computacenter Plc ............. 1,869,713
42,635 Concentric AB ................ 656,095

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Shares Value
UNITED KINGDOM (continued)
9,536,267 ConvaTec Group Plc(c)(d) ........ $ 28,711,393
1,629 Costain Group Plc .............. 1,826
91,180 Cranswick Plc ................. 5,585,364
535,631 Currys Plc(a) .................. 560,160
198,373 Darktrace Plc(a) ............... 1,506,139
4,087,641 Direct Line Insurance Group Plc ... 9,905,424
231,401 Domino's Pizza Group Plc ........ 963,827
213,961 dotdigital group Plc ............. 263,230
195,950 Drax Group Plc ................ 1,633,594
278,985 Dunelm Group Plc ............. 4,422,144
100,315 easyJet Plc .................... 581,094
1,978 Eco Animal Health Group Plc(a) ... 2,581
71,545 Ecora Resources Plc ............. 60,427
599,872 EnQuest Plc(a) ................ 101,948
1,306 Epwin Group Plc ............... 1,545
870 Eurocell Plc ................... 1,689
293,386 FDM Group Holdings Plc ........ 1,604,826
2,456,218 Firstgroup Plc ................. 5,538,415
58,985 Foresight Group Holdings Ltd. .... 395,823
102,799 Foxtons Group Plc .............. 88,543
27 Frasers Group Plc(a) ............ 311
25,799 Frontier Developments Plc(a) ...... 87,226
8,361 Fuller Smith & Turner Plc - Class A . 78,679
21,075 Galliford Try Holdings Plc ........ 83,175
77,246 Games Workshop Group Plc ...... 10,228,270
6,136 Gaming Realms Plc(a) ........... 3,139
347,140 Gamma Communications Plc ..... 6,631,510
172,378 Greggs Plc .................... 6,944,961
193,100 Harbour Energy Plc ............. 778,231
22,413 Hargreaves Services Plc .......... 165,963
90,739 Hill & Smith Plc ............... 2,682,939
44,494 Hilton Food Group Plc .......... 534,241
910,840 Howden Joinery Group Plc ....... 11,012,600
201,832 Hunting Plc .................. 1,190,945
200,963 I3 Energy Plc ................. 25,370
260,855 IG Group Holdings Plc .......... 3,143,833
204,959 IMI Plc ...................... 4,990,407
16,442 Impact Healthcare REIT Plc(c) .... 18,516
62,635 Impax Asset Management Group Plc 327,316
133,210 IntegraFin Holdings Plc .......... 659,305
13,450 InterContinental Hotels Group Plc . 1,355,587
28,700 Intermediate Capital Group Plc .... 810,220
1,523 International Personal Finance Plc .. 3,015
54,989 Intertek Group Plc ............. 3,569,901
107,467 Ithaca Energy Plc ............... 178,219
879,614 ITM Power Plc(a) .............. 591,402
182,056 J D Wetherspoon Plc(a) .......... 1,747,124
4,746,583 JD Sports Fashion Plc ........... 8,030,192
1,645,034 JET2 Plc ..................... 30,029,783
144,146 Johnson Matthey Plc ............ 3,037,180
873,936 Johnson Service Group Plc ........ 1,829,039
388,191 Jupiter Fund Management Plc ..... 437,657
1,098,866 Just Group Plc ................. 1,706,478
Shares Value
UNITED KINGDOM (continued)
195,390 Kainos Group Plc .............. $ 2,757,996
145,791 Keller Group Plc ............... 2,792,582
937,891 Kier Group Plc ................ 1,950,832
190,200 Kingfisher Plc ................. 675,586
3,475 Knights Group Holdings Plc(c) .... 6,076
45,602 Lancashire Holdings Ltd. ......... 371,674
55,309 Liontrust Asset Management Plc ... 471,409
1,036,863 LondonMetric Property Plc REIT .. 2,684,540
28,648 Macfarlane Group Plc ........... 46,036
2,119,049 Man Group Plc ................ 6,657,807
3,937,151 Marks & Spencer Group Plc ...... 16,616,591
348,734 Marston's Plc(a) ............... 186,947
119,238 ME Group International Plc ...... 296,149
72,175 Mears Group Plc ............... 335,880
3,178,334 Mitie Group Plc ............... 4,952,120
1,335,369 MONY Group Plc .............. 4,085,707
284,778 Moonpig Group Plc(a) ........... 798,090
24,400 Morgan Sindall Group Plc ........ 897,108
2,928 Mortgage Advice Bureau Holdings
Ltd. ..................... 34,479
56,895 Next Plc ..................... 6,636,848
307,405 Ninety One Plc ................ 680,113
306 Norcros Plc ................... 924
15,511 Odfjell Technology Ltd. .......... 88,142
359,132 OSB Group Plc ................ 2,382,280
11,460 Oxford Biomedica Plc(a) ......... 54,510
89,977 Oxford Metrics Plc ............. 106,416
208,024 Pagegroup Plc ................. 1,140,836
590,284 Paragon Banking Group Plc ....... 6,101,070
43,268 PayPoint Plc .................. 384,912
592,286 Pearson Plc ................... 8,040,524
276,475 Pets at Home Group Plc ......... 1,090,436
130,093 Pharos Energy Plc .............. 44,319
3,332 Picton Property Income Ltd. (The)
REIT ................... 3,140
187,353 Polar Capital Holdings Plc ........ 1,445,110
2,125,800 Primary Health Properties Plc REIT . 2,523,761
789,676 QinetiQ Group Plc ............. 4,905,292
21,194 Renew Holdings Plc ............ 295,891
49,140 Renishaw Plc .................. 2,397,375
1,038,500 Rentokil Initial Plc ............. 6,337,452
857,617 Rightmove Plc ................. 6,352,660
600,915 Rolls-Royce Holdings Plc(a) ....... 3,473,188
3,793,039 Rotork Plc .................... 17,641,879
291,095 RS GROUP Plc ................ 3,061,096
434,000 RWS Holdings Plc .............. 1,051,138
126,201 Safestore Holdings Plc REIT ...... 1,308,447
25,836 Sanderson Design Group Plc ...... 28,065
53,700 Savills Plc .................... 880,874
826,671 Serco Group Plc ............... 2,035,122
765,936 Smiths Group Plc .............. 17,585,832
36,944 Smiths News Plc ............... 28,401
251,850 Softcat Plc .................... 5,264,431

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Shares Value
UNITED KINGDOM (continued)
120,704 Spectris Plc ................... $ 4,714,096
364,112 Speedy Hire Plc ................ 183,489
43,975 Spirax Group Plc ............... 5,121,805
918,422 Spirent Communications Plc ...... 2,042,572
1,174,802 St. James's Place Plc ............. 10,345,327
851,866 Standard Chartered Plc .......... 8,401,733
93,806 SThree Plc .................... 496,840
74,487 Stolt-Nielsen Ltd. .............. 2,921,969
724,132 Subsea 7 SA .................. 13,950,887
393,209 Target Healthcare REIT Plc ....... 410,458
3,823 Tatton Asset Management Plc ..... 34,108
3,111,745 Taylor Wimpey Plc ............. 6,374,484
73,463 Team Internet Group Plc ......... 186,992
98,397 Telecom Plus Plc ............... 2,403,391
302,781 TORM Plc - Class A ............ 11,724,124
967,869 TP ICAP Group Plc ............ 2,756,000
2,166,231 Trainline Plc(a)(c)(d) ............ 9,485,023
25,564 TT Electronics plc .............. 48,145
60,862 Vertu Motors Plc ............... 55,864
137,553 Vesuvius Plc .................. 854,979
2,133 Victorian Plumbing Group Plc ..... 2,561
378,420 Vistry Group Plc(a) ............. 6,732,853
192,351 Weir Group Plc (The) ........... 5,024,665
224,801 WH Smith Plc ................ 3,814,707
193,965 Wickes Group Plc .............. 376,521
73,705 XPS Pensions Group Plc(c) ....... 306,047
37,624 Zigup Plc .................... 205,078
492,483,554
UNITED STATES — 42.6%
214,899 Academy Sports & Outdoors, Inc. .. 11,619,589
130,889 Agilysys, Inc.(a) ................ 14,671,348
44,079 Agios Pharmaceuticals, Inc.(a) ..... 2,045,266
265,000 Albany International Corp. - Class A 24,798,700
171,475 Alphatec Holdings, Inc.(a) ........ 1,731,898
233,000 AMERISAFE, Inc. ............. 11,062,840
340,875 Amphastar Pharmaceuticals, Inc.(a) . 14,834,880
103,349 Applied Industrial Technologies, Inc. 22,549,718
950,000 Asana, Inc. - Class A(a) .......... 13,822,500
635,000 AtriCure, Inc.(a) ............... 13,696,950
1,646,112 Avantor, Inc.(a) ................ 44,033,496
191,553 Avidity Biosciences, Inc.(a) ........ 8,730,986
40,708 Axon Enterprise, Inc.(a) .......... 12,212,807
188,057 AZEK Co., Inc. (The)(a) ......... 8,441,879
930,000 Baldwin Insurance Group, Inc. (The) -
Class A(a) ................ 40,678,200
130,000 BancFirst Corp. ................ 13,965,900
158,087 Beacon Roofing Supply, Inc.(a) .... 16,251,344
28,613 BeiGene Ltd. - ADR(a) .......... 4,766,354
710,291 BJ's Wholesale Club Holdings, Inc.(a) 62,477,196
311,363 Booz Allen Hamilton Holding Corp. 44,621,432
665,000 Bowlero Corp. - Class A .......... 8,611,750
735,000 Box, Inc. - Class A(a) ............ 20,668,200
Shares Value
UNITED STATES (continued)
700,000 Braze, Inc. - Class A(a) ........... $ 30,842,000
190,198 Bright Horizons Family Solutions, Inc.
(a) ...................... 22,871,309
1,037,446 BrightView Holdings, Inc.(a) ...... 14,928,848
21,405 Brookfield Renewable Corp. - Class A 601,693
193,416 BWX Technologies, Inc. .......... 19,242,958
212,429 Cactus, Inc. - Class A ............ 13,408,518
164,933 Calix, Inc.(a) .................. 6,783,694
97,933 Carlisle Cos., Inc. .............. 40,992,795
153,147 Casella Waste Systems, Inc. - Class
A(a) .................... 15,859,903
34,187 Cavco Industries, Inc.(a) ......... 14,174,614
247,011 CBIZ, Inc.(a) ................. 17,142,563
1,526,575 CCC Intelligent Solutions Holdings,
Inc.(a) ................... 15,662,660
158,966 CDW Corp. .................. 34,672,074
59,179 Celcuity, Inc.(a) ................ 1,084,751
627,500 Central Garden & Pet Co. - Class A(a) 21,560,900
666,164 ChampionX Corp. ............. 22,822,779
207,489 Civitas Resources, Inc. ........... 14,474,433
227,484 Clean Harbors, Inc.(a) ........... 54,307,255
380,000 Clearwater Analytics Holdings, Inc. -
Class A(a) ................ 7,429,000
33,973 Comfort Systems USA, Inc. ....... 11,293,305
234,660 Commercial Metals Co. .......... 14,103,066
125,000 CommVault Systems, Inc.(a) ...... 19,106,250
365,000 CONMED Corp. .............. 25,199,600
374,273 Cooper Cos., Inc. (The) .......... 34,930,899
1,039,868 Core & Main, Inc. - Class A(a) .... 55,601,742
150,677 Crane Co. .................... 24,171,604
239,600 Crane NXT Co. ............... 15,066,048
310,000 Cullen/Frost Bankers, Inc. ........ 36,288,600
51,675 Curtiss-Wright Corp. ............ 15,228,623
534,970 CVB Financial Corp. ............ 10,196,528
105,864 Denali Therapeutics, Inc.(a) ....... 2,579,906
125,975 Diodes, Inc.(a) ................ 9,851,245
14,870 Disc Medicine, Inc.(a) ........... 641,789
702,005 Element Solutions, Inc. .......... 18,919,035
133,415 elf Beauty, Inc.(a) .............. 23,024,761
755,000 Enerpac Tool Group Corp. ........ 30,351,000
135,794 Ensign Group, Inc. (The) ......... 19,113,005
203,335 Entegris, Inc. .................. 24,052,497
146,706 Equifax, Inc. .................. 40,985,255
260,000 Esab Corp. ................... 26,416,000
310,875 ESCO Technologies, Inc. ......... 38,225,190
227,250 Essent Group Ltd. .............. 14,280,390
686,395 European Wax Center, Inc. - Class
A(a) .................... 6,445,249
543,424 ExlService Holdings, Inc.(a) ....... 19,161,130
904,155 First Financial Bankshares, Inc. .... 34,773,801
395,000 First Watch Restaurant Group, Inc.(a) 6,426,650
194,546 FirstCash Holdings, Inc. ......... 21,711,334
108,168 Five9, Inc.(a) .................. 4,818,884

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Shares Value
UNITED STATES (continued)
402,555 Fluor Corp.(a) ................. $ 19,362,896
227,250 FormFactor, Inc.(a) ............. 12,171,510
215,000 Freshpet, Inc.(a) ............... 26,165,500
1,375,000 Freshworks, Inc. - Class A(a) ...... 17,187,500
335,000 German American Bancorp, Inc. ... 13,178,900
129,350 Glaukos Corp.(a) ............... 15,155,939
595,000 Globus Medical, Inc. - Class A(a) ... 42,816,200
101,369 Guidewire Software, Inc.(a) ....... 15,212,446
120,541 Hamilton Lane, Inc. - Class A ..... 17,402,504
900,000 Hayward Holdings, Inc.(a) ........ 13,311,000
130,200 HealthEquity, Inc.(a) ............ 10,218,096
216,326 Independent Bank Group, Inc. ..... 12,776,214
87,721 Ingersoll Rand, Inc. ............. 8,807,188
99,792 Innospec, Inc. ................. 13,086,723
158,211 Inspire Medical Systems, Inc.(a) .... 22,315,662
38,702 Insulet Corp.(a) ................ 7,521,734
70,151 Inter Parfums, Inc. .............. 9,868,843
158,087 International Seaways, Inc. ........ 8,852,872
36,510 Ionis Pharmaceuticals, Inc.(a) ...... 1,805,785
180,000 iRhythm Technologies, Inc.(a) ..... 15,525,000
90,000 J & J Snack Foods Corp. ......... 15,183,000
365,000 John Bean Technologies Corp. ..... 35,908,700
25,000 Kadant, Inc. .................. 8,787,250
257,335 Keysight Technologies, Inc.(a) ..... 35,916,246
43,277 Kinsale Capital Group, Inc. ....... 19,780,618
158,581 Kirby Corp.(a) ................. 19,486,433
145,000 Lancaster Colony Corp. .......... 27,993,700
65,834 Legend Biotech Corp. - ADR(a) .... 3,712,379
405,098 Liberty Energy, Inc. ............. 9,783,117
224,973 Light & Wonder, Inc.(a) ......... 24,117,106
313,782 Live Nation Entertainment, Inc.(a) .. 30,182,691
44,109 Madrigal Pharmaceuticals, Inc.(a) ... 12,556,068
548,364 Magnolia Oil & Gas Corp. - Class A 14,937,435
162,702 Manhattan Associates, Inc.(a) ...... 41,550,837
246,022 Matador Resources Co. .......... 15,125,433
105,424 Medpace Holdings, Inc.(a) ........ 40,326,788
395,000 MGP Ingredients, Inc. ........... 32,212,250
82,798 MKS Instruments, Inc. .......... 10,424,268
258,177 MSA Safety, Inc. ............... 48,705,091
227,362 Mueller Industries, Inc. .......... 16,129,060
41,004 Murphy USA, Inc. .............. 20,703,740
346,931 Myriad Genetics, Inc.(a) ......... 9,703,660
654,958 Nasdaq, Inc. .................. 44,327,557
1,555,000 Neogen Corp.(a) ............... 26,481,650
236,056 Novanta, Inc.(a) ............... 42,768,626
595,000 Nutanix, Inc. - Class A(a) ......... 30,053,450
128,338 Ocular Therapeutix, Inc.(a) ....... 1,085,739
826,617 Old National Bancorp ........... 16,548,872
160,000 Ollie's Bargain Outlet Holdings, Inc.
(a) ...................... 15,622,400
415,000 Omnicell, Inc.(a) ............... 12,122,150
77,759 Onto Innovation, Inc.(a) ......... 14,875,297
320,000 Palomar Holdings, Inc.(a) ........ 29,443,200
Shares Value
UNITED STATES (continued)
150,373 Penumbra, Inc.(a) .............. $ 25,125,825
580,000 Phreesia, Inc.(a) ................ 14,471,000
128,126 Pinnacle Financial Partners, Inc. .... 12,341,096
135,000 PJT Partners, Inc. - Class A ....... 17,946,900
542,190 Planet Fitness, Inc. - Class A(a) .... 39,959,403
30,668 Pool Corp. ................... 11,471,059
314,500 PROCEPT BioRobotics Corp.(a) ... 19,914,140
287,026 Progyny, Inc.(a) ................ 8,094,133
480,000 Pure Storage, Inc. - Class A(a) ..... 28,766,400
271,712 RadNet, Inc.(a) ................ 16,234,792
141,080 RBC Bearings, Inc.(a) ........... 41,031,707
213,800 Reliance Worldwide Corp. Ltd. .... 720,045
188,603 Repligen Corp.(a) .............. 31,562,712
414,978 REV Group, Inc. ............... 12,109,058
18,177 Rhythm Pharmaceuticals, Inc.(a) ... 876,313
176,452 RxSight, Inc.(a) ................ 8,076,208
687,747 Ryan Specialty Holdings, Inc. ...... 42,358,338
103,744 Ryman Hospitality Properties, Inc.
REIT ................... 10,427,309
149,035 Saia, Inc.(a) ................... 62,274,275
590,910 Sally Beauty Holdings, Inc.(a) ..... 6,765,920
100,859 SBA Communications Corp. REIT . 22,142,585
120,000 Selective Insurance Group, Inc. .... 10,838,400
275,000 Sensient Technologies Corp. ....... 21,463,750
685,000 SentinelOne, Inc. - Class A(a) ..... 15,686,500
340,000 ServisFirst Bancshares, Inc. ........ 27,281,600
165,000 Shake Shack, Inc. - Class A(a) ..... 14,457,300
223,791 Shift4 Payments, Inc. - Class A(a) ... 15,394,583
580,000 SI-BONE, Inc.(a) .............. 8,816,000
1,085,000 Simply Good Foods Co. (The)(a) ... 36,803,200
105,623 Simpson Manufacturing Co., Inc. .. 20,289,122
160,557 Skyline Champion Corp.(a) ....... 13,087,001
450,000 Skyward Specialty Insurance Group,
Inc.(a) ................... 17,806,500
645,000 Smartsheet, Inc. - Class A(a) ....... 30,934,200
192,251 SouthState Corp. ............... 19,027,081
85,960 SPS Commerce, Inc.(a) .......... 18,517,503
63,699 STAAR Surgical Co.(a) .......... 2,627,584
425,847 STAG Industrial, Inc. REIT ....... 17,378,816
155,000 Standex International Corp. ....... 28,954,000
236,582 STERIS Plc ................... 56,486,318
275,000 Stock Yards Bancorp, Inc. ......... 17,110,500
299,377 Summit Materials, Inc. - Class A(a) . 12,507,971
236,785 Synovus Financial Corp. ......... 11,069,699
395,000 Tandem Diabetes Care, Inc.(a) ..... 14,607,100
85,038 Tarsus Pharmaceuticals, Inc.(a) ..... 2,065,573
465,000 Tenable Holdings, Inc.(a) ......... 21,352,800
244,540 Terreno Realty Corp. REIT ....... 16,728,981
164,256 Texas Capital Bancshares, Inc.(a) ... 10,857,322
101,373 Texas Roadhouse, Inc. ........... 17,700,740
410,075 Tradeweb Markets, Inc. - Class A ... 45,797,176
95,000 Transcat, Inc.(a) ................ 10,947,800
458,935 TriMas Corp. ................. 11,280,622

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
The following abbreviations are used in the report:
Shares Value
UNITED STATES (continued)
75,296 UFP Technologies, Inc.(a) ........ $ 24,214,441
637,392 UiPath, Inc. - Class A(a) ......... 7,757,061
94,633 Ulta Beauty, Inc.(a) ............. 34,530,635
213,221 United Parks & Resorts, Inc.(a) .... 11,226,086
1,015,641 US Foods Holding Corp.(a) ....... 55,240,714
1,224,505 Utz Brands, Inc. ............... 18,171,654
765,000 Veracyte, Inc.(a) ............... 18,360,000
311,233 Vertex, Inc. - Class A(a) .......... 12,340,388
2,193,315 ViewRay, Inc.(a) ............... 0
300,000 Vita Coco Co., Inc. (The)(a) ...... 7,752,000
434,739 Vontier Corp. ................. 17,054,811
79,376 WaVe Life Sciences Ltd.(a) ........ 524,675
162,287 WEX, Inc.(a) ................. 29,771,550
975,381 WillScot Holdings Corp.(a) ....... 39,990,621
35,471 Wingstop, Inc. ................ 13,261,897
41,903 Winmark Corp. ................ 16,578,503
415,773 Wolfspeed, Inc.(a) .............. 7,837,321
350,000 WSFS Financial Corp. ........... 19,771,500
3,752,345,506
Total Common Stocks
(Cost $6,581,747,854)
7,834,582,894
RIGHTS/WARRANTS — 0.0%
UNITED STATES — 0.0%
146,063 Aduro Biotech CVR, Rights, Expire
12/31/49(a)(b)(e) ........... 0
Total Rights/Warrants
(Cost $0)
0
EXCHANGE-TRADED FUNDS
(f)
— 9.0%
2,444,400 FlexShares Morningstar Global
Upstream Natural Resources
Index Fund ............... 99,951,516
155,190 iShares Russell 2000 ETF ......... 34,740,833
903,925 SPDR S&P Biotech ETF ......... 89,542,811
1,535,025 SPDR S&P Metals & Mining ETF . 97,428,037
853,405 SPDR S&P Regional Banking ETF . 49,736,443
1,130,117 Utilities Select Sector SPDR Fund .. 82,261,216
2,846,650 VanEck Junior Gold Miners ETF ... 131,429,830
621,350 VanEck Oil Services ETF ......... 209,624,850
Total Exchange-Traded Funds
(Cost $664,598,202)
794,715,536
Shares Value
INVESTMENT COMPANY — 0.2%
15,385,901 Federated Hermes U.S. Treasury Cash
Reserves, Premier Class, 5.20%(g) $ 15,385,901
Total Investment Company
(Cost $15,385,901)
15,385,901
Principal
Amount
CASH SWEEP — 1.8%
$ 160,092,934 Citibank - U.S. Dollars on Deposit in
Custody Account, 2.10%(g) ... 160,092,934
Total Cash Sweep
(Cost $160,092,934)
160,092,934
TOTAL INVESTMENTS — 99.9%
(Cost $7,421,824,891)
$ 8,804,777,265
OTHER ASSETS IN EXCESS OF
LIABILITIES — 0.1%
11,383,008
NET ASSETS — 100.0%
$ 8,816,160,273
(a) Non-income producing security.
(b) These securities have been determined to be illiquid in accordance with procedures adopted by the Fund’s Board of Directors.
(c) Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933.
(d) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except as indicated in (b).
(e) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $4,327 which is 0.00% of net assets and the cost is $55,664,138.
(f) A copy of the underlying funds’ financial statements is available upon request.
(g) The rate shown represents the current yield as of July 31, 2024.
ADR — American Depositary Receipt
CVR — Contingent Value Right
ETF — Exchange-Traded Fund
FOR — Foreign Ownership Restrictions
REIT — Real Estate Investment Trust
SPDR — Standard & Poor's Depositary Receipt

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Portfolio Diversification by Country (Unaudited)
Country:
Percentage
of Net Assets
Australia .................................... 2.3%
Austria ..................................... 0.2
Belgium .................................... 0.2
Brazil ...................................... 0.5
Canada ..................................... 3.4
Chile ...................................... 0.1
China ...................................... 3.6
Denmark ................................... 1.3
Finland ..................................... 0.6
France ...................................... 1.1
Germany .................................... 1.0
Greece ..................................... 0.2
Hong Kong .................................. 0.5
Iceland ..................................... 0.0 *
India ....................................... 0.7
Indonesia ................................... 0.1
Ireland ..................................... 0.2
Israel ....................................... 2.2
Italy ....................................... 1.7
Japan ...................................... 10.1
Jersey Channel Islands .......................... 0.0 *
Luxembourg ................................. 0.0 *
Malaysia .................................... 0.0 *
Mexico ..................................... 0.1
Netherlands .................................. 0.9
New Zealand ................................. 0.1
Norway ..................................... 0.6
Peru ....................................... 0.1
Poland ..................................... 0.3
Portugal .................................... 0.2
Russia ...................................... 0.0 *
Singapore ................................... 0.6
South Africa ................................. 0.6
South Korea ................................. 1.5
Spain ...................................... 0.6
Sweden ..................................... 1.7
Switzerland .................................. 1.9
Taiwan ..................................... 0.9
Thailand .................................... 0.2
Turkey ..................................... 0.4
United Kingdom .............................. 5.6
United States ................................. 42.6
Other
**
..................................... 11.1
100.0%
*
Represents less than 0.01% of net assets.
** Includes cash and equivalents, exchange-traded funds, rights/warrants, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.